As filed with the Securities and Exchange Commission on October 6, 2006

                                              SECURITIES ACT FILE NO. 333-123257
                                       INVESTMENT COMPANY ACT FILE NO. 811-10325
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
Pre-Effective Amendment No.                                                  |_|
Post Effective Amendment No. 2                                               |X|
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|
                               Amendment No. 6                               |X|

                        (Check appropriate box or boxes)

                            MARKET VECTORS ETF TRUST
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            99 PARK AVENUE, 8TH FLOOR
                            NEW YORK, NEW YORK 10016
                         (Address of Principal Executive
                                    Offices)

                                 (212) 687-5200
                          Registrant's Telephone Number

                             JOSEPH J. MCBRIEN, ESQ.
                    SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                         VAN ECK ASSOCIATES CORPORATION
                            99 PARK AVENUE, 8TH FLOOR
                            NEW YORK, NEW YORK 10016
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                             CLIFFORD CHANCE US LLP
                               31 WEST 52ND STREET
                            NEW YORK, NEW YORK 10019

   APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

   IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX) _________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
   ____X____ ON OCTOBER 9, 2006 PURSUANT TO PARAGRAPH (B) OF RULE 485.
   _________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
   _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
   _________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
   _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THE TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED OCTOBER 6, 2006

VAN ECK GLOBAL WWW.VANECK.COM
99 PARK AVENUE, NEW YORK, NY  10016
1.888.MKT.VCTR


         The Market Vectors--Environmental Services ETF, Market Vectors--Gold Miners ETF and Market Vectors--Steel ETF (the "Funds") are distributed by Van Eck Securities Corporation and track the Amex Environmental Services Index, Amex Gold Miners Index and Amex Steel Index, respectively, which are published by the American Stock Exchange (the "Amex"). The Amex does not sponsor, endorse, or promote the Funds and bears no liability with respect to any such Funds or security. For more detailed information about the Funds, see the Statement of Additional Information ("SAI"), which is incorporated by reference into this Prospectus. Additional information about each Fund's investments will be available in each Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         Call Van Eck at 1.888.MKT.VCTR to request, free of charge, the annual or semi-annual reports, the SAI, or other information about the Funds or to make shareholder inquiries. You may also obtain the SAI or the Funds' annual or semi-annual reports, when available, by visiting the Van Eck website at www.vaneck.com.

         Information about the Funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

         Reports and other information about each Fund are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Transfer Agent: The Bank of New York
SEC Registration Number: 333-123257.
The Trust's registration number under the 1940 Act is 811-10325.

                            MARKET VECTORS ETF TRUST

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF A FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

         DEALERS EFFECTING TRANSACTIONS IN A FUND'S SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

         THIS PROSPECTUS OFFERS SHARES OF THE MARKET VECTORS ETF TRUST. THE TRUST CURRENTLY HAS THREE INVESTMENT PORTFOLIOS, THE MARKET VECTORS--ENVIRONMENTAL SERVICES ETF, MARKET VECTORS--GOLD MINERS ETF AND MARKET
VECTORS--STEEL ETF.

         THIS   PROSPECTUS   DATED  OCTOBER  9,  2006  EXPLAINS   CONCISELY  THE
INFORMATION YOU OUGHT TO KNOW BEFORE INVESTING IN THE FUNDS. WE SUGGEST THAT YOU KEEP IT FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

TABLE OF CONTENTS..............................................................i

       OVERVIEW OF THE TRUST...................................................3

       MARKET VECTORS--ENVIRONMENTAL SERVICES ETF..............................4

                Principal Investment Objective and Strategies..................4

                Principal Risks of Investing in the Fund.......................5

                Performance....................................................7

                Fees and Expenses of the Fund..................................7

                Expense Example................................................7

       MARKET VECTORS--GOLD MINERS ETF.........................................9

                Principal Investment Objective and Strategies..................9

                Principal Risks of Investing in the Fund......................10

                Performance...................................................12

                Fees and Expenses of the Fund.................................12

                Expense Example...............................................12

       MARKET VECTORS--STEEL ETF..............................................14

                Principal Investment Objective and Strategies.................14

                Principal Risks of Investing in the Fund......................15

                Performance...................................................16

                Fees and Expenses of the Fund.................................17

                Expense Example...............................................17

                The Amex Environmental Services Index.........................19

                THE AMEX GOLD MINERS INDEX....................................20

                THE AMEX STEEL INDEX..........................................22

                ADDITIONAL INVESTMENT STRATEGIES..............................23

       MANAGEMENT.............................................................24

       PORTFOLIO MANAGERS.....................................................25

       SHAREHOLDER INFORMATION................................................25

                Determination of Net Asset Value..............................25

                Buying and Selling Exchange-Traded Shares.....................25

                Creation and Redemption of Creation Units.....................26

                Distributions.................................................29

                Tax Matters...................................................30

       LICENSE AGREEMENT......................................................31

                                TABLE OF CONTENTS
                                   (CONTINUED)

       FINANCIAL HIGHLIGHTS...................................................32

                General Information...........................................33

                Additional Information........................................33

                              OVERVIEW OF THE TRUST

         Market Vectors ETF Trust (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), currently consisting of three investment portfolios: Market Vectors--Environmental Services ETF, Market Vectors--Gold Miners ETF and Market Vectors--Steel ETF (each a "FunD" and, together, the "Funds"). Van Eck Associates Corporation (the "Adviser") is the investment adviser to the Funds.

         The shares of the Market Vectors--Gold Miners ETF are listed on the American Stock Exchange (the "Amex") and trade in the secondary market at prices that may differ to some degree from the net asset value ("NAV") of the shares. It is anticipated that the shares of each of the Market Vectors--Environmental Services ETF and Steel ETF will be listed on the Amex and will trade in the secondary market at prices that may differ to some degree from the net asset value of the shares. Unlike conventional mutual funds, each Fund issues and redeems shares ("Shares") on a continuous basis at NAV only in large specified blocks each called a Creation Unit. Creation Units are issued and redeemed principally in kind for securities included in each Fund's respective index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

         The Funds may be suitable for long term investment in the market or market segment represented in its respective index. Shares of the Funds may also be used as an asset allocation or speculative trading vehicle. Unlike many conventional mutual funds which are only bought and sold at closing net asset values, the Funds' Shares have been designed to be tradable in a secondary market on an intraday basis and to be created and redeemed in kind in Creation Units at each day's market close. These arrangements are designed to protect ongoing shareholders from adverse effects on a Fund's portfolio that could arise from frequent cash purchase and redemption transactions that affect the net asset value of the Fund. Moreover, in contrast to conventional mutual funds where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for ongoing shareholders.

                   MARKET VECTORS--ENVIRONMENTAL SERVICES ETF

PRINCIPAL INVESTMENT OBJECTIVE AND STRATEGIES

         INVESTMENT OBJECTIVE. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of the Amex Environmental Services Index (the "Environmental Services Index").

         PRINCIPAL INVESTMENT POLICY. The Fund will normally invest at least 80% of its total assets in common stocks and American Depositary Receipts ("ADRs") of companies involved in the environmental services industry. This 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

         INDEXING INVESTMENT APPROACH. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Environmental Services Index by investing in a portfolio of stocks that generally replicate the Environmental Services Index.

         The Adviser anticipates that, generally, the Fund will hold all of the securities which comprise the Environmental Services Index in proportion to their weightings in the Environmental Services Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in these weightings. In these circumstances, the Fund may purchase a sample of stocks in the Environmental Services Index. There also may be instances in which the Adviser may choose to overweight another stock in the Environmental Services Index, purchase securities not in the Environmental Services Index which the Adviser believes are appropriate to substitute for certain securities in the Environmental Services Index or utilize various combinations of other available investment techniques in seeking to track the Environmental Services Index. The Fund may sell stocks that are represented in the Environmental Services Index in anticipation of their removal from the Environmental Services Index or purchase stocks not represented in the
Environmental   Services  Index  in   anticipation  of  their  addition  to  the
Environmental Services Index. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Environmental Services Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

         The Fund will normally invest at least 95% of its total assets in stocks and ADRs that comprise the Environmental Services Index. A lesser percentage may be so invested to the extent that the Adviser needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986 (the "Internal Revenue Code") and other regulatory requirements.

         Although the Environmental Services Index underlying the Fund will generally not be subject to frequent or large changes, giving the underlying portfolio many of the characteristics of a long-term investment, periodic changes in the Environmental Services Index may occur as a result of capital changes, E.G., mergers, spin-offs or a change in the business or character of a component company within the Environmental Services Index. Because of the passive investment management approach of the Fund, the portfolio turnover rate is expected to be under 30%, generally a lower turnover rate than for many other investment companies. Sales as a result of Environmental Services Index changes could result in the realization of short or long-term capital gains in the Fund resulting in tax liability for shareholders subject to U.S. federal income tax. See "Tax Matters."

         MARKET CAPITALIZATION. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of the Environmental Services Index. The Environmental Services Index is only comprised of companies with market capitalization greater than $100 million, a three-month trading price greater than $3.00 and that have traded on an average daily volume of at least $1 million over the past three months. The total market capitalization of the Environmental Services Index as of September 30, 2006 was in excess of $131 billion.

         BORROWING MONEY. The Fund may borrow money from a bank up to a limit of one-third of the market value of its assets, but only for temporary or emergency purposes. To the extent that the Fund borrows money, it may be leveraged; at such times, the Fund may appreciate or depreciate in value more rapidly than its benchmark Environmental Services Index.

         FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. The concentration policy of the Fund is a fundamental policy that may be changed only with shareholder approval. The Fund's investment objective and each of the other investment policies are non-fundamental policies that may be changed by the Board of Trustees without shareholder approval. However, shareholders would be notified prior to any material change in these policies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

         MARKET RISK. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

         INDEX TRACKING RISK. The Fund's return may not match the return of the Environmental Services Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Environmental Services Index and incurs costs in buying and selling securities; especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Environmental Services Index. The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. The need to comply with the diversification and other requirements of the Internal Revenue Code may also impact the Fund's ability to track the Environmental Services Index.

         SECTOR RISK. Because the Fund primarily invests in stocks of companies that are involved in a variety of activities related to environmental services and consumer and industrial waste management, it is subject to certain risks associated with such companies. Competitive pressures may have a significant effect on the financial condition of such companies. These prices may fluctuate substantially over short periods of time so the Fund's share price may be more volatile than other types of investments. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are subject to liability for environmental damage claims.

         REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not actively "managed." Therefore, unless a specific stock is removed from the Environmental Services Index, the Fund would not sell a stock because the stock's issuer was in financial trouble. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Fund's Shares will decline, more or less, in correspondence with any decline in value of the Environmental Services Index.

         NON-DIVERSIFIED. The Fund is a separate investment portfolio of the Trust, which is an open-end investment company registered under the 1940 Act. The Fund is classified as a "non-diversified" investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of the assets of the Fund in a single company within the industries that comprise the Environmental Services Index. As of September 30, 2006, the Environmental Services Index included 24 securities. As a result, the gains and losses on a single security may have a greater impact on the Fund's net asset value and may make the Fund more volatile than diversified funds. Because the Fund's investments are concentrated in the environmental services industry, it will be more susceptible to any single economic, political or regulatory occurrence than an investment company that is more broadly diversified.

         INVESTING IN SMALL OR MID-CAP COMPANIES. The Fund may invest in small or mid-cap companies. If it does so, it may be subject to certain risks associated with small or mid-cap companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies.

         ABSENCE OF PRIOR ACTIVE MARKET. The Fund is a newly organized series of an investment company with no operating history. While the Fund anticipates that its Shares will be listed on the Amex, there can be no assurance that active trading markets for the Shares will develop or be maintained. The Distributor does not maintain a secondary market in the Shares.

         TRADING ISSUES. Trading in Shares on the Amex may be halted due to market conditions or for reasons that, in the view of the Amex, make trading in Shares inadvisable. In addition, trading in Shares on the Amex is subject to trading halts caused by extraordinary market volatility pursuant to Amex "circuit breaker" rules. There can be no assurance that the requirements of the Amex necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

         FLUCTUATION OF NET ASSET VALUE. The net asset value of the Shares will fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will fluctuate in accordance with changes in net asset value and supply and demand on the Amex. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Environmental Services Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed daily in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

         FOREIGN INVESTMENTS. The Fund may invest in ADRs. These investments may involve additional risks and considerations. These risks include, for example, those related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation. As of September 30, 2006, of the 24 securities that comprise the Environmental Services Index, two were ADRs, which had a combined market capitalization at $81 billion, representing approximately 62% of the entire market value of the Environmental Services Index.

PERFORMANCE

         The Fund has not yet commenced operations and therefore does not have a performance history.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(a)(b)

SHAREHOLDER EXPENSES
(fees paid directly from your investment, but see "Creation and
Redemption of Creation Units" for a discussion of Creation and
Redemption Transaction Fees)...........................................     None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fee.........................................................    0.50%
Other Operating Expenses(c)............................................    0.42%
Total Gross Annual Fund Operating Expenses(d)..........................    0.92%
Fee Waivers and Expenses Assumption(e).................................    0.37%
Total Net Annual Fund Operating Expenses(e)............................    0.55%

------------------
(a) When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

(b) If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(c) Other operating expenses are based on estimated amounts for the current fiscal year and calculated as a percentage of Fund net assets.

(d) The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average net assets per year at least until May 1, 2007.

(e) The offering costs excluded from the 0.55% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.

EXPENSE EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

         The Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the Environmental Services Index. Shares in less than Creation Units are not redeemable. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the Environmental Services Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IS FOR ILLUSTRATION PURPOSES ONLY AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED
EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED INDICATORS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES. BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

YEAR                                      EXPENSES
----------------------------------------  --------------------------------------
1                                         $56
3                                         $256

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems shares at NAV only in blocks of 50,000 Shares or multiples thereof. As a practical matter, only authorized participants may purchase or redeem these Creation Units. A standard creation transaction fee of $1,000 is charged to each purchaser of Creation Units. The fee is the same regardless of the number of Creation Units purchased by an authorized participant on the same day. The value of a Creation Unit as of the first creation is expected to be approximately $2,000,000. An authorized participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Authorized participants who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,200 if the Creation Unit is redeemed after one year and $51,200 if the Creation Unit is redeemed after three years.

                         MARKET VECTORS--GOLD MINERS ETF

PRINCIPAL INVESTMENT OBJECTIVE AND STRATEGIES

         INVESTMENT OBJECTIVE. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of the Amex Gold Miners Index (the "Gold Miners Index").

         PRINCIPAL INVESTMENT POLICY. The Fund will normally invest at least 80% of its total assets in common stocks and ADRs of companies involved in the gold mining industry. This 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

         INDEXING INVESTMENT APPROACH. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Gold Miners Index by investing in a portfolio of stocks that generally replicate the Gold Miners Index.

         The Adviser anticipates that, generally, the Fund will hold all of the securities which comprise the Gold Miners Index in proportion to their weightings in the Gold Miners Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in these weightings. In these circumstances, the Fund may purchase a sample of stocks in the Gold Miners Index. There also may be instances in which the Adviser may choose to overweight another stock in the Gold Miners Index, purchase securities not in the Gold Miners Index which the Adviser believes are appropriate to substitute for certain securities in the Gold Miners Index or utilize various combinations of other available investment techniques in seeking to track the Gold Miners Index. The Fund may sell stocks that are represented in the Gold Miners Index in anticipation of their removal from the Gold Miners Index or purchase stocks not represented in the Gold Miners Index in anticipation of their addition to the Gold Miners Index. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Gold Miners Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

         The Fund will normally invest at least 95% of its total assets in stocks that comprise the Gold Miners Index. A lesser percentage may be so invested to the extent that the Adviser needs additional flexibility to comply with the requirements of the Internal Revenue Code and other regulatory requirements.

         Although the Gold Miners Index underlying the Fund will generally not be subject to frequent or large changes, giving the underlying portfolio many of the characteristics of a long-term investment, periodic changes in the Gold Miners Index may occur as a result of capital changes, E.G., mergers, spin-offs or a change in the business or character of a component company within the Gold Miners Index. Because of the passive investment management approach of the Fund, the portfolio turnover rate is expected to be under 30%, generally a lower turnover rate than for many other investment companies. Sales as a result of Gold Miners Index changes could result in the realization of short or long-term capital gains in the Fund resulting in tax liability for shareholders subject to U.S. federal income tax. See "Tax Matters."

         MARKET CAPITALIZATION. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of the Gold Miners Index. The Gold Miners Index is only comprised of companies with market capitalization greater than $100 million that have traded on an average daily volume of at least 50,000 shares over the past six months. The total market capitalization of the Gold Miners Index as of September 30, 2006 was in excess of $135 billion.

         BORROWING MONEY. The Fund may borrow money from a bank up to a limit of one-third of the market value of its assets, but only for temporary or emergency purposes. To the extent that the Fund borrows money, it may be leveraged; at such times, the Fund may appreciate or depreciate in value more rapidly than its benchmark Gold Miners Index.

         FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. The concentration policy of the Fund is a fundamental policy that may be changed only with shareholder approval. The Fund's investment objective and each of the other investment policies is a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. However, shareholders would be notified prior to any material change in these policies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

         MARKET RISK. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

         INDEX TRACKING RISK. The Fund's return may not match the return of the Gold Miners Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Gold Miners Index and incurs costs in buying and selling securities; especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Gold Miners Index. The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. The need to comply with the diversification and other requirements of the Internal Revenue Code may also impact the Fund's ability to track the Gold Miners Index.

         SECTOR RISK. Because the Fund primarily invests in stocks of companies that are involved in the gold and silver mining industries, it is subject to certain risks associated with such companies. Competitive pressures may have a significant effect on the financial condition of such companies in the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund's share price may be more volatile than other types of investments. In times of significant inflation or great economic uncertainty, gold and other precious metals may outperform traditional investments such as bonds and stocks. However, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold and other precious metals may be adversely affected, which could in turn affect the Fund's returns.

         REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not actively "managed." Therefore, unless a specific stock is removed from the Gold Miners Index, the Fund would not sell a stock because the stock's issuer was in financial trouble. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Fund's Shares will decline, more or less, in correspondence with any decline in value of the Gold Miners Index.

         NON-DIVERSIFIED. The Fund is a separate investment portfolio of the Trust, which is an open-end investment company registered under the 1940 Act. The Fund is classified as a "non-diversified" investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of the assets of the Fund in a single company within the industries that comprise the Gold Miners Index. As of September 30, 2006, the Gold Miners Index included 44 securities. As a result, the gains and losses on a single security may have a greater impact on the Fund's net asset value and may make the Fund more volatile than diversified funds. Because the Fund's investments are concentrated in the gold mining industry, it will be more susceptible to any single economic, political or regulatory occurrence than an investment company that is more broadly diversified.

         INVESTING IN SMALL OR MID-CAP COMPANIES. The Fund may invest in small or mid-cap companies. If it does so, it may be subject to certain risks associated with small or mid-cap companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies.

         SHORT HISTORY OF AN ACTIVE MARKET. The Fund is a recently organized series of an investment company with little operating history. While its Shares have been listed on the Amex, there can be no assurance that active trading markets for the Shares will be maintained. The Distributor does not maintain a secondary market in the Shares.

         TRADING ISSUES. Trading in Shares on the Amex may be halted due to market conditions or for reasons that, in the view of the Amex, make trading in Shares inadvisable. In addition, trading in Shares on the Amex is subject to trading halts caused by extraordinary market volatility pursuant to Amex "circuit breaker" rules. There can be no assurance that the requirements of the Amex necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

         FLUCTUATION OF NET ASSET VALUE. The net asset value of the Shares will fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will fluctuate in accordance with changes in net asset value and supply and demand on the Amex. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Gold Miners Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed daily in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

         FOREIGN INVESTMENTS. The Fund may invest in ADRs. These investments may involve additional risks and considerations. These risks include, for example, those related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation. As of September 30, 2006, of the 44 securities that comprise the Gold Miners Index, five were ADRs which had a combined market capitalization at $29 billion, representing approximately 22% of the market value of the Gold Miners Index.

         RELATIONSHIP TO GOLD BULLION. The Gold Miners Index measures the performance of gold shares and not gold bullion. Gold shares may under- or over-perform gold bullion over the short-term or the long-term.

PERFORMANCE

         The Fund commenced operations on May 15, 2006 and therefore does not have a performance history for a full calendar year. Visit WWW.VANECK.COM for current performance figures.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(a)(b)

SHAREHOLDER EXPENSES
(fees paid directly from your investment, but see "Creation and
Redemption of Creation Units" for a discussion of Creation and Redemption
Transaction Fees).....................................................      None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fee........................................................     0.50%
Other Operating Expenses(c)...........................................     0.40%
Total Gross Annual Fund Operating Expenses(d).........................     0.90%
Fee Waivers and Expenses Assumption(e)................................     0.35%
Total Net Annual Fund Operating Expenses(e)...........................     0.55%

------------------
(a) When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

(b) If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(c) Other operating expenses are based on estimated amounts for the current fiscal year and calculated as a percentage of Fund net assets.

(d) The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average net assets per year at least until May 1, 2007.

(e) The offering costs excluded from the 0.55% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.

EXPENSE EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

         The Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the Gold Miners Index. Shares in less than Creation Units are not redeemable. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the Gold Miners Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IS FOR ILLUSTRATION PURPOSES ONLY AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED INDICATORS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES. BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

YEAR                                      EXPENSES
----------------------------------------  --------------------------------------
1                                         $56
3                                         $252

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems shares at NAV only in blocks of 50,000 Shares or multiples thereof. As a practical matter, only authorized participants may purchase or redeem these Creation Units. A standard creation transaction fee of $1,000 is charged to each purchaser of Creation Units. The fee is the same regardless of the number of Creation Units purchased by an authorized participant on the same day. The value of a Creation Unit as of the first creation was approximately $2,000,000. An authorized participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Authorized participants who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,200 if the Creation Unit is redeemed after one year and $51,400 if the Creation Unit is redeemed after three years.

                            MARKET VECTORS--STEEL ETF

PRINCIPAL INVESTMENT OBJECTIVE AND STRATEGIES

         INVESTMENT OBJECTIVE. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of the Amex Steel Index (the "Steel Index").

         PRINCIPAL INVESTMENT POLICY. The Fund will normally invest at least 80% of its total assets in common stocks and ADRs of companies involved in the steel industry. This 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

         INDEXING INVESTMENT APPROACH. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Steel Index by investing in a portfolio of stocks that generally replicate the Steel Index.

         The Adviser anticipates that, generally, the Fund will hold all of the securities which comprise the Steel Index in proportion to their weightings in the Steel Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in these weightings. In these circumstances, the Fund may purchase a sample of stocks in the Steel Index. There also may be instances in which the Adviser may choose to overweight another stock in the Steel Index, purchase securities not in the Steel Index which the Adviser believes are appropriate to substitute for certain securities in the Steel Index or utilize various combinations of other available investment techniques in seeking to track the Steel Index. The Fund may sell stocks that are represented in the Steel Index in anticipation of their removal from the
Steel Index or purchase stocks not represented in the Steel Index in anticipation of their addition to the Steel Index. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Steel Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

         The Fund will normally invest at least 95% of its total assets in stocks that comprise the Steel Index. A lesser percentage may be so invested to the extent that the Adviser needs additional flexibility to comply with the requirements of the Internal Revenue Code and other regulatory requirements.

         Although the Steel Index underlying the Fund will generally not be subject to frequent or large changes, giving the underlying portfolio many of the characteristics of a long-term investment, periodic changes in the Steel Index may occur as a result of capital changes, E.G., mergers, spin-offs or a change in the business or character of a component company within the Steel Index. Because of the passive investment management approach of the Fund, the portfolio turnover rate is expected to be under 30%, generally a lower turnover rate than for many other investment companies. Sales as a result of Steel Index changes could result in the realization of short or long-term capital gains in the Fund resulting in tax liability for shareholders subject to U.S. federal income tax. See "Tax Matters."

         MARKET CAPITALIZATION. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of the Steel Index. The Steel Index is only comprised of companies with market capitalization greater than $100 million that have traded on an average daily volume of at least $1 million over the past three months. The total market capitalization of the Steel Index as of September 30, 2006 was in excess of $260 billion.

         BORROWING MONEY. The Fund may borrow money from a bank up to a limit of one-third of the market value of its assets, but only for temporary or emergency purposes. To the extent that the Fund borrows money, it may be leveraged; at such times, the Fund may appreciate or depreciate in value more rapidly than its benchmark Steel Index.

         FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. The concentration policy of the Fund is a fundamental policy that may be changed only with shareholder approval. The Fund's investment objective and each of the other investment policies are non-fundamental policies that may be changed by the Board of Trustees without shareholder approval. However, shareholders would be notified prior to any material change in these policies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

         MARKET RISK. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

         INDEX TRACKING RISK. The Fund's return may not match the return of the Steel Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Steel Index and incurs costs in buying and selling securities; especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Steel Index. The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. The need to comply with the diversification and other requirements of the Internal Revenue Code may also impact the Fund's ability to track the Steel Index.

         SECTOR RISK. Because the Fund primarily invests in stocks of companies that are involved in a variety of activities related to steel production, it is subject to certain risks associated with such companies. Competitive pressures may have a significant effect on the financial condition of such companies. Also, these companies are highly dependent on the price of steel. These prices may fluctuate substantially over short periods of time so the Fund's share price may be more volatile than other types of investments. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims.

         REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not actively "managed." Therefore, unless a specific stock is removed from the Steel Index, the Fund would not sell a stock because the stock's issuer was in financial trouble. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Fund's Shares will decline, more or less, in correspondence with any decline in value of the Steel Index.

         NON-DIVERSIFIED. The Fund is a separate investment portfolio of the Trust, which is an open-end investment company registered under the 1940 Act. The Fund is classified as a "non-diversified" investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of the assets of the Fund in a single company within the industries that comprise the Steel Index. As of September 30, 2006, the Steel Index included 39 securities. As a result, the gains and losses on a single security may have a greater impact on the Fund's net asset value and may make the Fund more volatile than diversified funds. Because the Fund's investments are concentrated in the steel industry, it will be more susceptible to any single economic, political or regulatory occurrence than an investment company that is more broadly diversified.

         INVESTING IN SMALL OR MID-CAP COMPANIES. The Fund may invest in small or mid-cap companies. If it does so, it may be subject to certain risks associated with small or mid-cap companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies.

         ABSENCE OF PRIOR ACTIVE MARKET. The Fund is a newly organized series of an investment company with no operating history. While the Fund anticipates that its Shares will be listed on the Amex, there can be no assurance that active trading markets for the Shares will develop or be maintained. The Distributor does not maintain a secondary market in the Shares.

         TRADING ISSUES. Trading in Shares on the Amex may be halted due to market conditions or for reasons that, in the view of the Amex, make trading in Shares inadvisable. In addition, trading in Shares on the Amex is subject to trading halts caused by extraordinary market volatility pursuant to Amex "circuit breaker" rules. There can be no assurance that the requirements of the Amex necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

         FLUCTUATION OF NET ASSET VALUE. The net asset value of the Shares will fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will fluctuate in accordance with changes in net asset value and supply and demand on the Amex. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Steel Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed daily in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

         FOREIGN INVESTMENTS. The Fund may invest in ADRs. These investments may involve additional risks and considerations. These risks include, for example, those related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation. As of September 30, 2006, of the 39 securities that comprise the Steel Index, 10 were ADRs, which had a combined market capitalization at $195 billion, representing approximately 75% of the entire market value of the Steel Index.

         RELATIONSHIP TO STEEL PRICES. The Steel Index measures the performance of steel shares and not steel prices. Steel shares may under- or over-perform steel prices over the short-term or the long-term.

PERFORMANCE

         The Fund has not yet commenced operations and therefore does not have a performance history.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(a)(b)

SHAREHOLDER EXPENSES
(fees paid directly from your investment, but see "Creation
and Redemption of Creation Units" for a discussion of Creation and
Redemption Transaction Fees)...........................................     None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fee.........................................................    0.50%
Other Operating Expenses(c)............................................    0.42%
Total Gross Annual Fund Operating Expenses(d)..........................    0.92%
Fee Waivers and Expenses Assumption(e).................................    0.37%
Total Net Annual Fund Operating Expenses(e)............................    0.55%

------------------
(a) When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

(b) If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(c) Other operating expenses are based on estimated amounts for the current fiscal year and calculated as a percentage of Fund net assets.

(d) The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average net assets per year at least until May 1, 2007.

(e) The offering costs excluded from the 0.55% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.

EXPENSE EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

         The Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the Steel Index. Shares in less than Creation Units are not redeemable. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the Steel Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IS FOR ILLUSTRATION PURPOSES ONLY AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED INDICATORS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES. BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

YEAR                                      EXPENSES
----------------------------------------  --------------------------------------
1                                         $56
3                                         $256

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems shares at NAV only in blocks of 50,000 Shares or multiples thereof. As a practical matter, only authorized participants may purchase or redeem these Creation Units. A standard creation transaction fee of $1,000 is charged to each purchaser of Creation Units. The fee is the same regardless of the number of Creation Units purchased by an authorized participant on the same day. The value of a Creation Unit as of the first creation is expected to be approximately $2,000,000. An authorized participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Authorized participants who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,200 if the Creation Unit is redeemed after one year and $51,200 if the Creation Unit is redeemed after three years.

                      THE AMEX ENVIRONMENTAL SERVICES INDEX

         The Amex Environmental Services Index is a modified equal dollar weighted index comprised of publicly traded companies that engage in business activities that may benefit from the global increase in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources. The Environmental Services Index includes common stocks and ADRs of selected companies that are involved in management, removal and storage of consumer waste and industrial by-products and related environmental services, including waste collection, transfer and disposal services, recycling services, soil remediation, wastewater management and environmental consulting services, and that are listed for trading on the NYSE, Amex or quoted on the NASDAQ National Market. Only companies with a market capitalization greater than $100 million and a three-month trading price greater than $3.00 that have traded an average daily volume of at least $1 million over the past three months are eligible for inclusion in the Environmental Services Index.

         The Environmental Services Index is weighted based on the market capitalization of each of the component stocks, which are applied in conjunction with the scheduled quarterly adjustments to the Environmental Services Index:

         (1) the top four components, ranked by market capitalization, are equally weighted to collectively represent forty percent (40%) of the Environmental Services Index by weight; and

         (2) the bottom five components, ranked by market capitalization, are equally weighted to collectively represent ten percent (10%) of the Environmental Services Index by weight; and

         (3) the remaining components are equally weighted to collectively to represent fifty percent (50%) of the Environmental Services Index.

         The Environmental Services Index is reviewed quarterly so that the Environmental Services Index components continue to represent the universe of companies involved in the environmental services industry. The Amex may at any time and from time to time change the number of stocks comprising the group by adding or deleting one or more stocks, or replacing one or more stocks contained in the group with one or more substitute stocks of its choice, if in the Amex's discretion such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the Environmental Services Index. Changes to the Environmental Services Index compositions and/or the component share weights in the Environmental Services Index typically take effect after the close of trading on the third Friday of each calendar quarter month in connection with the quarterly index rebalance.

                           THE AMEX GOLD MINERS INDEX

         The Amex Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold. The Gold Miners Index includes common stocks or ADRs of selected companies that are involved in mining for gold and silver and that are listed for trading on the NYSE, Amex or quoted on the NASDAQ National Market. Only companies with market capitalization greater than $100 million that have traded an average daily volume of at least 50,000 shares over the past six months are eligible for inclusion in the Gold Miners Index.

         The Gold Miners Index is calculated using a modified market capitalization weighting methodology. The Gold Miners Index is weighted based on the market capitalization of each of the component stocks, modified to conform to the following asset diversification requirements, which are applied in conjunction with the scheduled quarterly adjustments to the Gold Miners Index:

         (1) the weight of any single component stock may not account for more than 20% of the total value of the Gold Miners Index;

         (2) the component stocks are split into two subgroups--large and small, which are ranked by market capitalization weight in the Gold Miners Index. Large stocks are defined as having a Gold Miners Index weight greater than or equal to 5%. Small stocks are defined as having an index weight below 5%; and

         (3) the aggregate weight of those component stocks which individually represent more than 4.5% of the total value of the Gold Miners Index may not account for more than 50% of the total Gold Miners Index value.

         The Gold Miners Index is reviewed quarterly so that the Gold Miners Index components continue to represent the universe of companies involved in the gold and silver mining industry. The Amex may at any time and from time to time change the number of stocks comprising the group by adding or deleting one or more stocks, or replacing one or more stocks contained in the group with one or more substitute stocks of its choice, if in the Amex's discretion such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the Gold Miners Index. Changes to the Gold Miners Index compositions and/or the component share weights in the Gold Miners Index typically take effect after the close of trading on the third Friday of each calendar quarter month in connection with the quarterly index rebalance.

                              THE AMEX STEEL INDEX

         The Amex Steel Index is a modified market capitalization weighted index comprised of common stocks or ADRs of selected companies that are primarily involved in a variety of activities that are related to steel production, including the operation of mills manufacturing steel, the fabrication of steel shapes or products, or the extraction and reduction of iron ore, and that are listed for trading on the NYSE, Amex or quoted on the NASDAQ National Market. Only companies with market capitalization greater than $100 million that have traded an average daily volume of at least $1 million over the past three months are eligible for inclusion in the Steel Index.

         The Steel Index is weighted based on the market capitalization of each of the component stocks, modified to conform to the following asset diversification requirements, which are applied in conjunction with the scheduled quarterly adjustments to the Steel Index:

         (1) the weight of any single component stock may not account for more than 20% of the total value of the Steel Index; and

         (2) the aggregate weight of those component stocks which individually represent more than 4.5% of the total value of the Steel Index may not account for more than 50% of the total Steel Index value.

         The Steel Index is reviewed quarterly so that the Steel Index components continue to represent the universe of companies involved in the gold and silver mining industry. The Amex may at any time and from time to time change the number of stocks comprising the group by adding or deleting one or more stocks, or replacing one or more stocks contained in the group with one or more substitute stocks of its choice, if in the Amex's discretion such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the Steel Index. Changes to the Steel Index compositions and/or the component share weights in the Steel Index typically take effect after the close of trading on the third Friday of each calendar quarter month in connection with the quarterly index rebalance.

                               PORTFOLIO HOLDINGS

         A description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

                        ADDITIONAL INVESTMENT STRATEGIES

         Each Fund will normally invest at least 95% of its total assets in component securities that comprise its respective benchmark index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by each Fund in seeking performance that corresponds to its respective benchmark index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

                                   MANAGEMENT

         BOARD  OF   TRUSTEES.   The  Board  of   Trustees   of  the  Trust  has
responsibility for the general oversight of the management of the Funds, including general supervision of the Adviser and other service providers, but is not involved in the day-to-day management of the Trust. A list of the Trustees and the Trust officers, and their present positions and principal occupations are provided in the Statement of Additional Information.

         INVESTMENT MANAGER. Under the terms of an Investment Management Agreement between the Trust and Van Eck Associates Corporation with respect to the Market Vectors--Gold Miners ETF (the "Gold Miners Investment Management Agreement") and an Investment Management Agreement between the Trust and Van Eck Associates Corporation with respect to each of the Market Vectors--Environmental Services ETF and Steel ETF (the "Environmental Services and Steel Investment Management Agreement"), Van Eck Associates Corporation serves as the adviser to the Funds and, subject to the supervision of the Board of Trustees, will be responsible for the investment management of the Funds. Under the Gold Miners Investment Management Agreement (but not the Environmental Services and Steel
Investment Management Agreement), the Adviser is obligated to provide certain fund accounting services to the Market Vectors--Gold Miners ETF. The Gold Miners Investment Management Agreement and the Environmental Services and Steel Investment Management Agreement are each referred to as an "Investment Management Agreement" and, together, the "Investment Management Agreements." As of September 30, 2006, the Adviser managed approximately $4 billion in assets. The Adviser's principal business address is 99 Park Avenue, 8th Floor, New York, New York 10016.

         A discussion regarding the basis for the Board of Trustees approval of each Investment Management Agreement is available in the Statement of Additional Information.

         For the services provided to each Fund under the Investment Management Agreement, Market Vectors--Environmental Services ETF, Market Vectors--Gold Miners ETF and Market Vectors--Steel ETF will pay the Adviser monthly fees based on a percentage of each Fund's average daily net assets at the annual rate of 0.50%. From time to time, the Adviser may waive all or a portion of its fee. Until at least May 1, 2007, the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year. The offering costs excluded from the 0.55% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.

         Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

         ADMINISTRATOR, CUSTODIAN, AND TRANSFER AGENT. Van Eck Associates Corporation is the administrator for the Funds (the "Administrator"), and The Bank of New York is the custodian of each Fund's assets and provides transfer agency services to the Funds. As the administrator, Van Eck

Associates Corporation is responsible for certain clerical, fund accounting, recordkeeping and/or bookkeeping services which are provided pursuant to the relevant Investment Management Agreement.

         DISTRIBUTOR. Van Eck Securities Corporation is the distributor of each Fund's Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. As noted below, the Shares are traded in the secondary market.

                               PORTFOLIO MANAGERS

         The portfolio managers who are currently responsible for the day-to-day management of each Fund's portfolio are Hao-Hung (Peter) Liao and Edward M. Kuczma, Jr. Mr. Liao has been employed by the Adviser since the summer of 2004. Mr. Liao attended New York University from 2000 to 2004 where he received a Bachelor of Arts majoring in mathematics and economics. Mr. Liao has served as investment analyst for the Worldwide Absolute Return Fund for the past two years where his role included manager review, performance attribution, changes in manager mandates and risk management. Mr. Kuczma has been employed by the Adviser since January of 2004. Prior to Mr. Kuczma's current role of investment analyst, he worked in Portfolio Administration for the Adviser. After serving as a fund administrator for international portfolios, Mr. Kuczma became an analyst for emerging market companies. He also serves on a committee that reviews managers and changing mandates for a multi-manager absolute return strategy. Mr. Kuczma attended Georgetown University from 1999 to 2003. Neither Mr. Kuczma nor Mr. Liao manages any other accounts of any type for the Adviser. See the Statement of Additional Information for additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and their respective ownership of securities in the Funds.

                             SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

         Net asset value per Share for each Fund is computed by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is determined each business day after the close of trading (ordinarily 4:00 p.m., Eastern time) of the NYSE.

BUYING AND SELLING EXCHANGE-TRADED SHARES

         The Shares of Market Vectors--Gold Miners ETF are listed on the Amex and it is anticipated that the Shares of each of Market Vectors--Environmental Services ETF and Steel ETF will be listed on the Amex. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. As is the case for Shares of the Market Vectors--Gold Miners ETF, it is anticipated that the Shares of Market Vectors--Environmental Services ETF and Steel ETF will trade in the secondary market at prices that may differ to varying degrees from the closing net asset values of the Shares. Given, however, that Shares can be created and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

         The Depository Trust Corporation ("DTC") serves as securities depository for the Shares. (The Shares may be held only in book-entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding Shares. Beneficial ownership of Shares will be shown on the records of DTC or its participants (described below). Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of Shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) "DTC Participants," I.E., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) "Indirect Participants," I.E., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. For more information, see the section entitled "Book Entry Only System" in the Statement of Additional Information.

         MARKET TIMING AND RELATED MATTERS. The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy limiting purchases and redemptions, the Board of Trustees evaluated the nature of the Funds (i.e., a fund whose shares are expected to trade intra-day) and the nature of the securities in which the Funds will invest and the fact that all of the Funds' investments are traded in U.S. markets. In particular, the Board of Trustees considered that, unlike traditional mutual funds, the Funds generally issue and redeem their Shares at net asset value per Share for a basket of securities intended to mirror each Fund's portfolio, plus a small amount of cash, and each Fund's Shares may be purchased and sold in the secondary market at prevailing market prices. Given this structure, the Board of Trustees determined that it is unlikely that (a) market timing would be attempted by a Fund's shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders.

CREATION AND REDEMPTION OF CREATION UNITS

         The Trust issues and redeems Shares at their net asset value only in a large specified number of Shares called a "Creation Unit." A Creation Unit consists of 50,000 Shares. The Trust generally issues and redeems Creation Units only in-kind in exchange for a designated portfolio of equity securities included in each respective benchmark index and a relatively small cash payment. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds. See "Buying and Selling Exchange-Traded Shares," "Procedures for Creation of Creation Units" and "Procedures for Redemptions of Creation Units."

         PROCEDURES FOR CREATION OF CREATIONS UNITS. The consideration for creation of Creation Units of the Funds generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities") constituting a replication of each Fund's benchmark index and an amount of cash computed as described below (the "Cash Component"). The list of the names and numbers of shares of the Deposit Securities is made available by the Administrator through the facilities of the National Securities Clearing Corporation immediately prior to the opening of business each day of the Amex. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities and may include a "Dividend Equivalent Payment" as described in the Statement of Additional Information.

         To be eligible to place orders with the Distributor to create Creation Units of the Funds, an entity or person either must be: (1) a "Participating Party," I.E., a broker-dealer or other participant in the

Clearing Process (the "Clearing Process") through the Continuous Net Settlement System of the National Securities Clearing Corporation (the "NSCC"), a clearing agency that is registered with the SEC; or (2) a DTC Participant (see "Book Entry Only System"); and, in either case, must have executed an agreement with the Trust and with the Distributor with respect to creations and redemptions of Creation Units outside the Clearing Process ("Participant Agreement") (discussed below). All Creation Units of the Funds, however created, will be entered on the records of the Depository in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Units of the Funds must be placed in multiples of 50,000 Shares (Creation Unit size). The Trust does not currently permit cash creations of Creation Units. All orders to create Creation Units, whether through the Clearing Process of the Continuous Net Settlement System of the NSCC or outside the Clearing Process, must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m. New York time) (3:00 p.m. for Custom Orders) in each case on the date such order is placed in order for creation of Creation Units to be effected based on the net asset value of each Fund as determined on such date. The date on which a creation order (or order to redeem as discussed below) is placed is herein referred to as the "Transmittal Date." Orders must be transmitted by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor, a Participating Party or a DTC Participant.

         Orders to create Creation Units of the Funds shall be placed with a Participating Party or DTC Participant, as applicable, in the form required by such Participating Party or DTC Participant. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Funds may have to be placed by the investor's broker through a Participating Party or a DTC Participant who has executed a Participant Agreement. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders to create Creation Units of the Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

         Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component. Investors should refer to "Creation of Creation Units" in the Statement of Additional Information for details regarding the logistics of placement of orders using and outside the clearing process.

         A fixed creation transaction fee of $1,000, which is paid to the Funds (the "Creation Transaction Fee"), is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Units" in the Statement of Additional Information. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

         Shares of the Funds may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Funds cash at least equal to

115% of the market value of the missing Deposit Securities. See "Creation and Redemption of the Creation Units" in the Statement of Additional Information.

         The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if, for any reason: (a) the order is not in proper form; (b) the creator or creators, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (c) the Deposit Securities delivered are not as specified by the Administrator, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Trust shall notify a prospective creator of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust shall notify a prospective creator of its rejection of the order of such person.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         PROCEDURES FOR REDEMPTION OF CREATION UNITS. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Distributor and only on a day on which the Amex is open for trading. THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION Units. Beneficial Owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

         The Administrator, through NSCC, makes available immediately prior to the opening of business on the Amex (currently 9:30 a.m. Eastern time) on each day that the Amex is open for business, the securities held by a Fund ("Fund Securities") that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchasers of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus cash in an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below. The redemption transaction fee of $1,000 is deducted from such redemption proceeds. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder.

         A redemption transaction fee of $1,000 is imposed on each redemption transaction. The basic redemption transaction fees are the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust these fees from time to time based upon actual experience. An additional charge up to four times the redemption transaction fee may be charged with respect to redemptions outside of the Clearing Process. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are available) may also be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors should refer to "Redemption of Creation Units" in the Statement of Additional Information for details regarding the logistics of redemption orders using and outside the clearing process.

         Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

         The right of redemption may be suspended or the date of payment postponed (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

         Investors interested in creating and/or redeeming Creation Units should refer to the more detailed information "Creation of Creation Units" and "Redemption of Creation Units" in the Statement of Additional Information.

DISTRIBUTIONS

         DIVIDENDS AND CAPITAL GAINS. As a Fund shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. The Funds pay out substantially all of their net earnings to their shareholders as "distributions."

         The Funds typically earn income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as "income dividend distributions." The Funds realize capital gains or losses whenever they sell securities. Net capital gains are distributed to shareholders as "capital gain distributions."

         Income dividends and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

         Distributions in cash may be reinvested automatically in additional Shares of your Fund only if the broker through which you purchased Shares makes such option available.

TAX MATTERS

         As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Funds.

         Unless your investment in a Fund is through a tax-exempt entity or taxed-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares listed on the Amex or (iii) you create or redeem Creation Units.

         TAXES ON DISTRIBUTIONS. The Funds expect to distribute net investment income at least annually, and any net realized long-term or short-term capital gains annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with U.S. federal tax requirements. In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. The Funds may receive dividends, the distribution of which the Funds may designate as a qualified dividend. In the event that the Fund receives such dividend and designates the distribution of such dividend as a qualified dividend, the qualified distribution may be taxed at the maximum capital gains rate. Distributions of net long-term capital gains, if any, in excess of net short term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

         Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

         If you are not a citizen or resident alien of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. The Funds may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, PROVIDED that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the foreign person's taxable year.

         Dividends and interest from non-U.S. investments received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

         By law, the Funds must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%. This is not an additional tax and may be refunded, or credited against your tax liability, provided certain required information is furnished to the Internal Revenue Service.

         TAXES ON THE SALE OF AMEX-LISTED SHARE. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if held for one year or less.

         TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange, and the exchanger's aggregate basis in the securities surrendered, taking into consideration the cash component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchangor's basis in the Creation Units and the aggregate market value of the securities received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

         Under current U.S. federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

         If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

         The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

                                LICENSE AGREEMENT

         The Adviser has entered into a licensing agreement with the Amex to use each Fund's respective benchmark index. Each Fund is entitled to use its respective benchmark index pursuant to a sub-licensing arrangement with the Adviser. The Shares of the Funds are not sponsored, endorsed, sold or promoted by the Amex. The Amex as index compilation agent (the "Index Compilation Agent") makes no representation or warranty, express or implied, to the owners of the Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the shares of the Funds particularly or the ability of the indices identified herein to track stock market performance. The Amex is the licensor of certain trademarks, service marks and trade names, including the Amex Environmental Services Index, Amex Gold Miners Index and Amex Steel Index. Each index is determined, composed and calculated without regard to the Shares of the Funds or the issuer thereof. The Index Compilation Agent is not responsible for, nor has it participated in, the determination of the timing of, prices at, or quantities of the Shares of the Funds to be issued or in the determination or calculation of the equation by which the Shares are redeemable. The Index Compilation Agent has no obligation or liability to owners of the Shares of the Funds in connection with the administration, marketing or trading of the Shares of the Funds.

         Although the Index Compilation Agent shall obtain information for inclusion in or for use in the calculation of each index from sources which it considers reliable, the Index Compilation Agent does not guarantee the accuracy and/or the completeness of the component data of the index obtained from independent sources. The Index Compilation Agent makes no warranty, express or implied, as to results to be obtained by the Trust as sub-licensee, licensee's customers and counterparties, owners of the Shares, or any other person or entity from the use of each index or any data included therein in connection with the rights licensed as described herein or for any other use. The Index Compilation Agent makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to each index or any data included therein. Without limiting any of the foregoing, in no event shall the Index Compilation Agent have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of an index's possibility of such damages.

                              FINANCIAL HIGHLIGHTS

         The Market Vectors--Steel ETF and Market Vectors--Environmental Services ETF have not yet commenced operations as of the date of this Prospectus and therefore do not have a financial history. Financial highlights for the Market Vectors--Gold Miners ETF are not presented because the Fund has not been in operation for a full fiscal year as of the date of this Prospectus.

                          PREMIUM/DISCOUNT INFORMATION

         The table set forth below presents information about the differences between the daily market price on secondary markets for Shares of the Market Vectors--Gold Miners ETF and the Market Vectors--Gold Miners ETF's NAV. NAV is the price per share at which the Market Vectors--Gold Miners ETF issues and redeems its Shares. It is calculated in the same way that mutual fund shares are valued. The "market price" of the Market Vectors--Gold Miners ETF generally is determined using the midpoint between the highest bid and the lowest offer on the Amex, as of the time that the Market Vectors--Gold Miners ETF's NAV is calculated. The Market Vectors--Gold Miners ETF's market price may be at, above or below its NAV.

         The NAV of the Market Vectors--Gold Miners ETF will fluctuate with changes in the market value of its portfolio holdings. The market price of the Market Vectors--Gold Miners ETF will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and market price of the Market Vectors--Gold Miners ETF on a given day, generally at the time NAV is calculated. A premium is the amount that the Market Vectors--Gold Miners ETF is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Market Vectors--Gold Miners ETF is trading below the reported NAV, expressed as a percentage of the NAV.

         The following information shows the frequency distributions of premiums and discounts for the Market Vectors--Gold Miners ETF. The information shown for the Market Vectors--Gold Miners ETF is for the quarters ended June 30, 2006 and September 30, 2006. All data presented here represents past performance, which is not indicative of future results.

                                   Number of Days/        Number of Days/
                                 Percentage of Total      Percentage of
                                    Days (5/22/06       Total Days (Quarter
                                     - 6/30/06)            Ended 9/30/06)
                                 -------------------   --------------------
         Greater than 0.6%              0.00%                   0.00%
         Between 0.4% and 0.6%          3.45%                   0.00%
         Between 0.2% and 0.4%          3.45%                  11.29%
         Between 0.0% and 0.2%          3.45%                  58.06%
         Between 0% and -0.2%          51.72%                  30.65%
         Between -0.2% and -0.4%        3.45%                   0.00%
         Greater than -0.4%             0.00%                   0.00%
                                 -------------------   --------------------
             Total                     100.00%                100.00%
                                 ===================   ====================

                               GENERAL INFORMATION

         The Trust was organized as a Delaware statutory trust on March 15, 2001. Its Declaration of Trust currently permits the Trust to issue an unlimited number of shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Statement of Additional Information for more information concerning the Trust's form of organization. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in
Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund.

         Clifford Chance US LLP serves as counsel to the Trust, including the Funds. Ernst & Young LLP serves as the Funds' independent registered public accounting firm and will audit the Funds' financial statements annually.

ADDITIONAL INFORMATION

         This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds' Shares. Information about the Funds can be reviewed and copied at the SEC's Public Reference Room and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. The Registration Statement, including this Prospectus, the Statement of Additional Information and the exhibits may be examined at the offices of the SEC (100 F Street, NE, Washington DC 20549) or on the Edgar database at the SEC's website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. These documents and other information concerning the Trust also may be inspected at the offices of the Amex (86 Trinity Place, New York, New York 10006).

         A Statement of Additional Information (dated October 9, 2006), which has been filed with the SEC, provides more information about the Funds. The Statement of Additional Information is incorporated herein by reference and is legally part of this Prospectus. It may be obtained without charge by writing to the Funds at Van Eck Securities Corporation, each Fund's distributor, at 99 Park Avenue, New York, NY 10016 or by calling the distributor at the following number:

                      Investor Information: 1-888-MKT-VCTR.

         Shareholder inquiries may be directed to a Fund in writing to 99 Park Avenue, 8th Floor, New York, New York 10016.

         The Funds intend to make their Statement of Additional Information available through their website at www.vaneck.com.

                            MARKET VECTORS ETF TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED OCTOBER 9, 2006

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated October 9, 2006 (the "Prospectus") for the Market Vectors ETF Trust (the "Trust"), relating to Market Vectors--Environmental Services ETF, the Market Vectors--Gold Miners ETF and Market Vectors--Steel ETF (each a "Fund" and together, the "Funds"), as it may be revised from time to time. A copy of the Prospectus for the Trust relating to Market Vectors--Environmental Services ETF, the Market Vectors--Gold Miners ETF and Market Vectors--Steel ETF (each a "Fund" and together, the "Funds"), may be obtained without charge by writing to the Trust or the Distributor. The Trust's address is 99 Park Avenue, 8th Floor, New York, New York 10016. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL DESCRIPTION OF THE TRUST...............................................2

THE AMEX ENVIRONMENTAL SERVICES INDEX AND ITS EQUITY MARKETS...................2

         Index Description.....................................................2

THE AMEX GOLD INDEX AND ITS EQUITY MARKETS.....................................2

         Index Description.....................................................3

         Eligibility Criteria for Index Components.............................3

         Maintenance of the Gold Miners Index..................................4

THE AMEX STEEL INDEX AND ITS EQUITY MARKETS....................................5

         Index Description.....................................................5

INVESTMENT POLICIES AND RESTRICTIONS...........................................5

         Repurchase Agreements.................................................5

         Futures Contracts, Options and Swap Agreements........................6

         Restrictions on the Use of Futures and Options........................6

         Swap Agreements.......................................................7

         Future Developments...................................................7

         Investment Restrictions...............................................7

SPECIAL CONSIDERATIONS AND RISKS...............................................9

         General     ..........................................................9

         Futures and Options Transactions.....................................10

         Swaps    ............................................................11

         U.S. Federal Tax Treatment of Futures Contracts......................11

         Continuous Offering..................................................11

EXCHANGE LISTING AND TRADING..................................................12

BOARD OF TRUSTEES OF THE TRUST................................................13

         Trustees and Officers of the Trust...................................13

         Remuneration of Trustees.............................................18

         Approval of Management Agreement.....................................19

PORTFOLIO HOLDINGS DISCLOSURE.................................................22

QUARTERLY PORTFOLIO SCHEDULE..................................................22

CODE OF ETHICS................................................................22

PROXY VOTING POLICIES AND PROCEDURES..........................................23

MANAGEMENT....................................................................23

                                TABLE OF CONTENTS
                                   (CONTINUED)
                                                                            PAGE



         The Investment Manager...............................................23

         The Administrator....................................................24

         Custodian and Transfer Agent.........................................24

         The Distributor......................................................25

         The Portfolio Managers...............................................25

         Portfolio Manager Compensation.......................................25

         Portfolio Manager Share Ownership....................................26

BROKERAGE TRANSACTIONS........................................................26

BOOK ENTRY ONLY SYSTEM........................................................26

CREATION AND REDEMPTION OF CREATION UNITS.....................................27

         General  ............................................................28

         Fund Deposit.........................................................28

         Procedures for Creation of Creation Units............................29

         Placement of Creation Orders Using Clearing Process..................30

         Placement of Creation Orders Outside Clearing Process................30

         Acceptance of Creation Order.........................................31

         Creation Transaction Fee.............................................31

         Redemption of Creation Units.........................................31

         Placement of Redemption Orders Using Clearing Process................32

         Placement of Redemption Orders Outside Clearing Process..............32

DETERMINATION OF NET ASSET VALUE..............................................33

DIVIDENDS AND DISTRIBUTIONS...................................................33

         General Policies.....................................................34

DIVIDEND REINVESTMENT SERVICE.................................................34

FINANCIAL STATEMENTS..........................................................34

CONTROL PERSONS...............................................................38

TAXES    .....................................................................38

         Reportable Transactions..............................................40

CAPITAL STOCK AND SHAREHOLDER REPORTS.........................................40

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................41

VAN ECK GLOBAL  PROXY VOTING POLICIES........................................A-1

         The information contained herein regarding the Amex Environmental Services Index, Amex Gold Miners Index and Amex Steel Index (each, an "Index"), securities markets and The Depository Trust Company ("DTC") was obtained from publicly available sources.

         EACH INDEX IS BASED ON EQUITY SECURITIES OF PUBLIC COMPANIES SELECTED FROM THE UNIVERSE OF ALL U.S. TRADED STOCKS AND AMERICAN DEPOSITORY RECEIPTS AND CLASSIFIED AS APPROPRIATE FOR INCLUSION BY THE AMERICAN STOCK EXCHANGE ("AMEX").

         THE SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY AMEX. THE INDEX COMPILATION AGENT MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SHARES OF THE FUNDS PARTICULARLY OR THE ABILITY OF EACH INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE AMEX IS THE LICENSOR OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES, INCLUDING THE AMEX ENVIRONMENTAL SERVICES INDEX, AMEX GOLD MINERS INDEX AND AMEX STEEL INDEX. EACH INDEX IDENTIFIED HEREIN IS DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE SHARES OF THE FUNDS OR THE ISSUER THEREOF. THE INDEX COMPILATION AGENT IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF THE FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE INDEX COMPILATION AGENT HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF THE FUNDS IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS.

         ALTHOUGH THE INDEX COMPILATION AGENT SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF EACH INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, THE INDEX COMPILATION AGENT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE COMPONENT DATA OF EACH INDEX OBTAINED FROM INDEPENDENT SOURCES. THE INDEX COMPILATION AGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EACH INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE INDEX COMPILATION AGENT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO EACH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX COMPILATION AGENT HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF EACH INDEX'S POSSIBILITY OF SUCH DAMAGES.

                        GENERAL DESCRIPTION OF THE TRUST

         The Trust is an open-end management investment company. The Trust currently consists of three investment series, Market Vectors--Environmental Services ETF, the Market Vectors--Gold Miners ETF and Market Vectors--Steel ETF. The Funds invest in common stocks and American Depositary Receipts ("ADRs") consisting of some or all of the component securities of the each Fund's respective benchmark index, each compiled by the American Stock Exchange (the "Index Compilation Agent"), selected to reflect the performance thereof. The Trust was organized as a Delaware statutory trust on March 15, 2001 (with its name change from Van Eck Economex Industries Index Fund filed on February 25, 2003, from Van Eck Alternatives Index Fund on May 3, 2005, from Market Vectors Trust on January 27, 2006 and from Market Vectors ETF Trust on April 28, 2006). The shares of each Fund are referred to herein as "Shares."

         The Funds offer and issue Shares at their net asset value only in aggregations of a specified number of Shares (each, a "Creation Unit"), usually in exchange for a basket of Deposit Securities (together with the deposit of a specified cash payment). The Shares of the Market Vectors--Gold Miners ETF are listed on the Amex and trade in the secondary market at market prices. It is anticipated that the Shares of each of Market Vectors--Environmental Services ETF and Steel ETF will be listed on the Amex as well and will trade in the secondary market at market prices. Those prices may differ from the Shares' net asset value. Similarly, Shares are also redeemable by the Funds only in Creation Units, and generally in exchange for Fund Securities and a specified cash payment. A Creation Unit consists of 50,000 Shares of each Fund.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Shares (subject to applicable legal requirements) although it has no intention of doing so. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses in the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

          THE AMEX ENVIRONMENTAL SERVICES INDEX AND ITS EQUITY MARKETS

         The Amex Environmental Services Index (the "Environmental Services Index") is intended to give investors an efficient, modified equal dollar weight investment designed to track the movements of stocks of certain consumer waste and environmental service companies and ADRs traded within the United States.

INDEX DESCRIPTION

         The Environmental Services Index is a modified equal dollar weighted index comprised of publicly traded companies that engage in business activities that may benefit from the global increase in demand for consumer waste disposal, removal and storage of industrial by-products and the management of associated resources. The Environmental Services Index divisor was initially determined to yield a benchmark value of $500.00 at the close of trading on December 31, 2003. The Environmental Services Index is calculated and maintained by the Amex. Similar to other stock indices calculated by the Amex, the value of the Environmental Services Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m.

                   THE AMEX GOLD INDEX AND ITS EQUITY MARKETS

         The Amex Gold Miners Index (the "Gold Miners Index") is intended to give investors an efficient, modified market capitalization weighted investment designed to track the movements of certain gold and silver mining stocks and ADRs traded within the United States.

INDEX DESCRIPTION

         The Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver. The Gold Miners Index divisor was initially determined to yield a benchmark value of 500.00 at the close of trading on December 20, 2002. The Gold Miners Index is calculated and maintained by the Amex. Similar to other stock indices calculated by the Amex, the value of the Gold Miners Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m.

ELIGIBILITY CRITERIA FOR INDEX COMPONENTS

         The Gold Miners Index includes common stocks or ADRs of selected companies that are involved in mining for gold and silver and that are listed for trading on the New York Stock Exchange ("NYSE"), Amex or quoted on the NASDAQ National Market. Only companies with market capitalization greater than $100 million that have traded on average daily volume of at least 50,000 shares over the past six months are eligible for inclusion in the Gold Miners Index.

         The Gold Miners Index is calculated using a modified market capitalization weighting methodology. The Gold Miners Index is weighted based on the market capitalization of each of the component stocks, modified to conform to the following asset diversification requirements, which are applied in conjunction with the scheduled quarterly adjustments to the Gold Miners Index:

         (1) the weight of any single component stock may not account for more than 20% of the total value of the Gold Miners Index;

         (2) the component stocks are split into two subgroups--large and small, which are ranked by market capitalization weight in the Gold Miners Index. Large stocks are defined as having a Gold Miners Index weight greater than or equal to 5%. Small stocks are defined as having a Gold Miners Index weight below 5%; and

         (3) the aggregate weight of those component stocks which individually represent more than 4.5% of the total value of the Gold Miners Index may not account for more than 50% of the total Gold Miners Index value.

         The Gold Miners Index is reviewed quarterly so that the Gold Miners Index components continue to represent the universe of companies involved in the gold and silver mining industry. The Amex may at any time and from time to time change the number of stocks comprising the group by adding or deleting one or more stocks, or replace one or more stocks contained in the group with one or more substitute stocks of its choice, if in the Amex's discretion such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the Gold Miners Index. Changes to the Gold Miners Index compositions and/or the component share weights in the Gold Miners Index typically take effect after the close of trading on the third Friday of each calendar quarter month in connection with the quarterly Gold Miners Index rebalance. At the time of the Gold Miners Index quarterly rebalance, the weights for the components stocks (taking into account expected component changes and share adjustments) are modified in accordance with the following procedures.

DIVERSIFICATION RULE 1: If any component stock exceeds 20% of the total value of the Gold Miners Index, then all stocks greater than 20% of the Gold Miners Index are reduced to represent 20% of the value of the Gold Miners Index. The aggregate amount by which all component stocks are reduced is redistributed proportionately across the remaining stocks that represent less than 20% of the Gold Miners Index value. After this redistribution, if any other stock then exceeds 20%, the stock is set to 20% of the Gold Miners Index value and the redistribution is repeated.

DIVERSIFICATION RULE 2: The component stocks are sorted into two groups, the large group are component stocks with a starting Gold Miners Index weight of 5% or greater and the small group are those component stocks that are under 5% (after any adjustments for Diversification Rule 1). Each group in aggregate will represent 50% of the Gold Miners Index weight. The weight of each of the large component stocks will be scaled down proportionately with a floor of 5% so that the aggregate weight of the large component stocks will be reduced to represent 50% of the Gold Miners Index. If any component stock falls below a weight equal to the product of 5% and the proportion by which the stocks were scaled down following this distribution, then the weight of the component stock is set equal to the product of 5% and the proportion by which the component stocks were scaled down, the components with weights greater than 5% will be reduced proportionately. The weight of each of the small component stocks will be scaled up proportionately from the redistribution of the large component stocks. If any component stock exceeds a weight equal to the product of 4.5% and the proportion by which the stocks were scaled down following this distribution, then the weight of the stock is set equal to the product of 4.5% and the proportion by which the stocks were scaled down. The redistribution of weight to the remaining component stocks is repeated until the entire amount has been redistributed.

MAINTENANCE OF THE GOLD MINERS INDEX

         The Gold Miners Index is reviewed quarterly to ensure that at least 90% of the Gold Miners Index weight is accounted for by Gold Miners Index component stocks that continue to meet the initial eligibility requirements. Component stocks will be removed from the Gold Miners Index during the quarterly review, if the market capitalization falls below $50 million or the traded average daily shares for the previous six months is lower than 25,000 shares. In conjunction with the quarterly review, the share weights used in the calculation of the Gold Miners Index are determined based upon current shares outstanding modified, if necessary, to provide greater Gold Miners Index diversification, as described in the Gold Miners Index Calculation section above. The Gold Miners Index component stocks and their share weights are determined and announced prior to taking effect. The share weight of each component stock in the Gold Miners Index portfolio remains fixed between quarterly reviews except in the event of certain types of corporate actions such as stock splits, reverse stock splits, stock dividends or similar events. The share weights used in the Gold Miners Index calculation are not typically adjusted for shares issued or repurchased between quarterly reviews. However, in the event of a merger between two components, the share weight of the surviving entity may be adjusted to account for any stock issued in the acquisition. The Amex may substitute stocks or change the number of stocks included in the Gold Miners Index, based on changing conditions in the industry or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs and reorganizations. In the event of component or share weight changes to the Gold Miners Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalization or other corporate actions affecting a component stock of the Gold Miners Index; the Gold Miners Index divisor may be adjusted to ensure that there are no changes to the Gold Miners Index level as a result of non-market forces.

                   THE AMEX STEEL INDEX AND ITS EQUITY MARKETS

         The Amex Steel Index (the "Steel Index") is intended to give investors an efficient, modified market capitalization weight investment designed to track the movements of certain steel and mining stocks and ADRs traded within the United States.

INDEX DESCRIPTION

         The Steel Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the production of steel products or mining and processing of iron ore. The Steel Index divisor was initially determined to yield a benchmark value of $500.00 at the close of trading on December 31, 2003. The Steel Index is calculated and maintained by the Amex. Similar to other stock indices calculated by the Amex, the value of the Steel Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m.

                      INVESTMENT POLICIES AND RESTRICTIONS

REPURCHASE AGREEMENTS

         The Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

         In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement and are held by the Trust's custodian bank until repurchased. In addition, the Trust's Board of Trustees ("Board" or "Trustees") monitors each Fund's repurchase agreement transactions generally and has established guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with the Fund. No more than an aggregate of 15% of each Fund's net assets will be invested in repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

         The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Trust's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

         The Funds may utilize futures contracts, options and swap agreements. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Funds may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Adviser (defined below) believes to be representative of each Fund's respective benchmark index.

         Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required.

         Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

         The Funds may use futures contracts and options thereon, together with positions in cash and money market instruments, to simulate full investment in each Fund's respective Index. Liquid futures contracts are not currently available for the benchmark index of each Fund. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to each Fund's respective Index components or a subset of the components.

RESTRICTIONS ON THE USE OF FUTURES AND OPTIONS

         Except as otherwise specified in the Prospectus or this Statement of Additional Information, there are no limitations on the extent to which the Funds may engage in transactions involving futures and options thereon. The Funds will take steps to prevent their futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When it has a short futures position, as part of a complex stock replication strategy the Funds will maintain with their custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of each Fund under the contract (less the value of any margin deposits in connection with the position).

SWAP AGREEMENTS

         Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, each Fund seeks to reduce this risk by entering into agreements that involve payments no less frequently than quarterly. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

FUTURE DEVELOPMENTS

         The Funds may take advantage of opportunities in the area of options, futures contracts, options on futures contracts, options on the Funds, warrants, swaps and any other investments which are not presently contemplated for use or which are not currently available, but which may be developed, to the extent such investments are considered suitable for a Fund by the Adviser.

INVESTMENT RESTRICTIONS

         The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Under these restrictions:

1. Each Fund may not make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies;

2. Each Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

3. Each Fund may not issue senior securities except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

4. Each Fund may not purchase a security (other than obligations of the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of its total assets would be invested in a single issuer;

5. Each Fund may not purchase or sell real estate, except that the Fund may (i) invest in securities of issuers that invest in real estate or interests therein;
(ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

6. Each Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities or in connection with its investments in other investment companies;

7. Each Fund may not purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities In addition, the Market Vectors--Gold Miners ETF may invest up to 25% of its total assets in gold and silver coins, which are legal tender in the country of issue and gold and silver bullion, and palladium and platinum group metals bullion; or

8. Each Fund may not purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry, except that the Market Vectors--Gold Miners ETF will invest 25% or more of its total assets in the gold-mining industry and that the Market Vectors--Environmental Services ETF and Market Vectors--Steel ETF may invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries if the Index that the Fund replicates concentrates in an industry or group of industries. This limit does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. Each Fund will not:

         1. Invest in securities which are "illiquid" securities, including repurchase agreements maturing in more than seven days and options traded over-the-counter, if the result is that more than 15% of a Fund's net assets would be invested in such securities.

         2. Mortgage, pledge or otherwise encumber its assets, except to secure borrowing effected in accordance with the fundamental restriction on borrowing set forth below.

         3.       Make short sales of securities.

         4.       Purchase  any security on margin,  except for such  short-term loans as are necessary for clearance of securities transactions. The deposit or payment by a Fund or initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

         5. Participate in a joint or joint-and-several basis in any trading account in securities, although transactions for the Funds and any other account under common or affiliated management may be combined or allocated between the Fund and such account.

         If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be continuously complied with.

         As long as the aforementioned investment restrictions are complied with, each Fund may invest its remaining assets in money market instruments or funds which reinvest exclusively in money market instruments, in stocks that are in the relevant market but not the Index, and/or in combinations of certain stock index futures contracts, options on such futures contracts, stock options, stock index options, options on the Shares, and stock index swaps and swaptions, each with a view towards providing each Fund with exposure to the stocks in its respective benchmark index. These investments may be made to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units. Each Fund also will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

                        SPECIAL CONSIDERATIONS AND RISKS

         A discussion of the risks associated with an investment in each Fund is contained in the Prospectus under the heading "Principal Risks of Investing in the Fund." The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

GENERAL

         Investment in each Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

         An investment in each Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

         Although most of the securities in a Fund's respective Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

         The Funds are not actively managed by traditional methods, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the securities held by the Fund unless the securities of such issuer are removed from its respective Index.

         An investment in each Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its respective Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its respective Index. It is also possible that for short periods of time, a Fund may not fully replicate the performance of its respective Index due to the temporary unavailability of certain Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because a Fund is required to correct such imbalances by means of adjusting the composition of the securities. It is also possible that the composition of the Fund may not exactly replicate the composition of its respective Index if the Fund has to adjust is portfolio holdings in order to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Internal Revenue Code").

         Shares are subject to the risk of an investment in a portfolio of equity securities in an economic sector in which each Index is highly concentrated. In addition, because it is the policy of each Fund to invest in the securities that comprise its respective Index, the portfolio of securities held by such Fund ("Fund Securities") also will be concentrated in that industry.

FUTURES AND OPTIONS TRANSACTIONS

         Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Funds would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts they have sold.

         The Funds will seek to minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts or uncovered call options in some strategies (E.G., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to that which is comparable to what it would have incurred through direct investment in stocks.

         Utilization of futures transactions by the Funds involves the risk of imperfect or even negative correlation to each Fund's respective benchmark index if the index underlying the futures contracts differs from the benchmark index. There is also the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

         Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

SWAPS

         The use of swap agreements involves certain risks. For example, if the counterparty, under a swap agreement, defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, the Funds may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delay.

U.S. FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

         The  Funds  may  be  required  for  federal   income  tax  purposes  to
mark-to-market and recognize as income for each taxable year their net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. The Funds may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Funds.

         In order for the Funds to continue to qualify for U.S. federal income tax treatment as a regulated investment company, at least 90% of their gross income for a taxable year must be derived from qualifying income, I.E., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Funds' business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

         The Funds distribute to shareholders annually any net capital gains which have been recognized for U.S. federal income tax purposes (including unrealized gains at the end of a Fund's fiscal year) on futures transactions. Such distributions are combined with distributions of capital gains realized on each Fund's other investments and shareholders are advised on the nature of the distributions.

CONTINUOUS OFFERING

         The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

         For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

         Broker-dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE is satisfied by the fact that the prospectus is available at the NYSE upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                          EXCHANGE LISTING AND TRADING

         A discussion of exchange listing and trading matters associated with an investment in the Funds is contained under the headings "Principal Risks of Investing in the Fund," "Determination of Net Asset Value" and "Buying and Selling Exchange-Traded Shares." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

         The Shares of the Market Vectors--Gold Miners ETF are listed on the Amex at prices that may differ to some degree from their net asset value. Market Vectors--Steel ETF and Market Vectors--Environmental Services ETF anticipate that their Shares will be traded in the secondary market at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Amex necessary to maintain the listing of Shares of the Funds will continue to be met.

         The Amex may but is not required to remove the Shares of the Funds from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Funds, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (2) the value of each Fund's respective underlying Index or portfolio of securities on which a Fund is based is no longer calculated or available or (3) such other event shall occur or condition exists that, in the opinion of the Amex, makes further dealings on the Amex inadvisable. In addition, the Amex will remove the Shares from listing and trading upon termination of the Trust.

         As in the case of other stocks traded on the Amex, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

         In order to provide investors with a basis to gauge whether the market price of the Shares on the Amex are approximately consistent with the current value of the assets of the Fund on a per share basis, the Amex disseminates through the facilities of the Consolidated Tape Association's Network B an updated Indicative Per Share Portfolio Value, an underlying trading reference value for each Fund's respective underlying Index published by the Amex to be used in conjunction with other exchange traded fund information, which is designed to give investors a sense of the relationship between the Fund and its respective Index on an intraday basis. Indicative Per Share Portfolio Values are disseminated every 15 seconds during regular Amex trading hours based on most recently reported prices of Fund Securities. The Funds are not involved in or responsible for the calculation or dissemination of the Indicative Per Share Portfolio Value and make no warranty as to the accuracy of the Indicative Per Share Portfolio Value.

         The Indicative Per Share Portfolio Value has an equity securities value component and a net other assets value component, each of which are summed and divided by the total estimated Fund shares outstanding, including shares expected to be issued by each Fund on that day, to arrive at an Indicative Per Share Portfolio Value.

         The equity securities value component of the Indicative Per Share Portfolio Value represents the estimated value of the portfolio securities held by a Fund on a given day. While the equity securities value component estimates the current market value of the Fund's portfolio securities, it does not necessarily reflect the precise composition or market value of the current portfolio of securities held by the Trust for the Fund at a particular point in time. Therefore, the Indicative Per Share Portfolio Value disseminated during Amex trading hours should be viewed only as an estimate of a Fund's net asset value per share, which is calculated at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day Business Day.

         In addition to the equity securities value component described in the preceding paragraph, the Indicative Per Share Portfolio Value for each Fund includes a net other assets value component consisting of estimates of all other assets and liabilities of the Fund including, among others, current day estimates of dividend income and expense accruals.

                         BOARD OF TRUSTEES OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

         The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of five Trustees.

INDEPENDENT TRUSTEES

------------------------- ------------- ------------------ --------------------- ---------------- -------------------
                                                                 PRINCIPAL           NUMBER OF
                           POSITION(S)    TERM OF OFFICE(2)    OCCUPATION(S)       PORTFOLIOS IN         OTHER
                            HELD WITH      AND LENGTH OF      DURING PAST FIVE    FUND COMPLEX(3)    DIRECTORSHIPS
NAME, ADDRESS(1) AND AGE      FUNDS         TIME SERVED            YEARS              OVERSEEN      HELD BY TRUSTEE
------------------------- ------------- ------------------ --------------------- ---------------- -------------------
David H. Chow 48*            Trustee     Since 2006         Managing Partner,            3          None
                                                            Lithos Capital
                                                            Partners LLC
                                                            (private equity
                                                            firm), January 2006
                                                            to present; Managing
                                                            Director, DanCourt
                                                            Management LLC
                                                            (strategy consulting
                                                            firm), March 1999 to
                                                            present; Managing
                                                            Director, AIG
                                                            Horizon Partners,
                                                            LLC (venture capital
                                                            firm), May 2000 to
                                                            July 2002.
------------------------- -------------- ------------------ --------------------- ----------------- -------------------

------------------------- ------------- ------------------ --------------------- ---------------- -------------------
                                                                 PRINCIPAL           NUMBER OF
                           POSITION(S)    TERM OF OFFICE(2)    OCCUPATION(S)       PORTFOLIOS IN         OTHER
                            HELD WITH      AND LENGTH OF      DURING PAST FIVE    FUND COMPLEX(3)    DIRECTORSHIPS
NAME, ADDRESS(1) AND AGE      FUNDS         TIME SERVED            YEARS              OVERSEEN      HELD BY TRUSTEE
------------------------- ------------- ------------------ --------------------- ---------------- -------------------
Phillip D. DeFeo 60*      Chairman and   Since 2006         Managing Partner,            3          Director of Visa
                             Trustee                        Lithos Capital                          USA,
                                                            Partners LLC., 2005                     Computershare
                                                            to present;                             Limited, Reflow,
                                                            Chairman and CEO,                       Forward Asset,
                                                            Pacific Exchange,                       Management, LLC
                                                            Inc., 1999 to 2005.                     and Berea College.
------------------------- -------------- ------------------ --------------------- ----------------- -------------------
R. Alastair Short 53*        Trustee     Since 2006         Managing Director,           12         Trustee/Director
                                                            The GlenRock Group,                     of Van Eck Funds,
                                                            LLC (private equity                     Van Eck Funds,
                                                            investment firm),                       Inc. and Van Eck
                                                            May 1, 2004 to                          Worldwide
                                                            present; President,                     Insurance Trust.
                                                            Apex Capital
                                                            Corporation
                                                            (personal
                                                            investment
                                                            vehicle), Jan. 1988
                                                            to present;
                                                            President, Matrix
                                                            Global Investments,
                                                            Inc. and
                                                            predecessor company
                                                            (private investment
                                                            company), September
                                                            1995 to January
                                                            1999.
------------------------- -------------- ------------------ --------------------- ----------------- -------------------
Richard D. Stamberger        Trustee     Since 2006         Director, President          12         Trustee/Director
47*                                                         and CEO,                                of Van Eck Funds,
                                                            SmartBrief, Inc.                        Van Eck Funds,
                                                                                                    Inc. and Van Eck
                                                                                                    Worldwide
                                                                                                    Insurance Trust.
------------------------- -------------- ------------------ --------------------- ----------------- -------------------

INTERESTED TRUSTEES

------------------------- -------------- ------------------ --------------------- ----------------- ------------------
                                                                                     NUMBER OF
                                                                 PRINCIPAL         PORTFOLIOS IN          OTHER
                           POSITION(S)    TERM OF OFFICE(2)     OCCUPATION(S)        FUND COMPLEX      DIRECTORSHIPS
  TRUSTEE'S/OFFICER'S       HELD WITH      AND LENGTH OF      DURING PAST FIVE      OVERSEEN BY     HELD OUTSIDE THE
 NAME, ADDRESS AND AGE        FUNDS         TIME SERVED            YEARS              TRUSTEE         FUND COMPLEX:
------------------------- -------------- ------------------ --------------------- ----------------- ------------------
Jan F. van Eck 43         Trustee        Since 2006         Director and                 3          Director,
                                                            Executive Vice                          Greylock  Capital
                                                            President, Van Eck                      Associates LLC.
                                                            Associates
                                                            Corporation;
                                                            Director, Executive
                                                            Vice President and
                                                            Chief Compliance
                                                            Officer,  Van Eck
                                                            Securities
                                                            Corporation;
                                                            Director and
                                                            President, Van Eck
                                                            Absolute Return
                                                            Advisers Corp.
------------------------- -------------- ------------------ --------------------- ----------------- ------------------


(1) The address for each Trustee and officer is 99 Park Avenue, 8th Floor, New York, New York 10016.
(2) Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
(3) The Fund Complex consists of the Van Eck Funds, Van Eck Funds, Inc., Van Eck Worldwide Insurance Trust and Market Vectors ETF Trust.
*        Member of the Audit Committee.

OFFICER INFORMATION

         The Officers of the Trust, their addresses, positions with the Funds, ages and principal occupations during the past five years are set forth below.

------------------------- -------------------- ------------------ ----------------------------------------------------
                                                TERM OF OFFICE(2)
  OFFICER'S ADDRESS(1)     POSITION(S) HELD      AND LENGTH OF
        AND AGE               WITH FUNDS          TIME SERVED       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------- -------------------- ------------------ ----------------------------------------------------
OFFICERS:
----------------------------------------------------------------------------------------------------------------------
Charles T. Cameron        Vice President       Since 2006         Director of Trading, Van Eck Associates
46                                                                Corporation; Co-Portfolio Manager, Worldwide Bond
                                                                  Fund Series; Officer of three other investment
                                                                  companies advised by the Adviser.

------------------------- -------------------- ------------------ ----------------------------------------------------
Keith Carlson             Chief Executive      Since 2006         President, Van Eck Associates Corporation and
50                        Officer and                             President, Van Eck Securities Corporation since
                          President                               February 2004; Private Investor, June 2003 -
                                                                  January 2004; Independent Consultant, Waddell &
                                                                  Reed, Inc., April 2003 - May 2003; Senior Vice
                                                                  President, Waddell & Reed, Inc., December 2002 -
                                                                  March 2003; President/Chief Executive
                                                                  Officer/Director/Executive Vice President/Senior
                                                                  Vice President, Mackenzie Investment Management
                                                                  Inc., April 1985-December 2002.President/Chief
                                                                  Executive Officer/Director, Ivy Mackenzie
                                                                  Distributors, Inc., June 1993 - December 2002;
                                                                  Chairman/Director/President, Ivy Mackenzie
                                                                  Services Corporation, June 1993 - December 2002;
                                                                  Chairman/Director/Senior Vice President, Ivy
                                                                  Management Inc., January 1992 - December 2002;
                                                                  Officer of three other investment companies
                                                                  advised by the Adviser.
------------------------- -------------------- ------------------ ----------------------------------------------------
Susan C. Lashley          Vice President       Since 2006         Vice President, Van Eck Associates Corporation;
51                                                                Vice President, Mutual Fund Operations, Van Eck
                                                                  Securities Corporation; Officer of three other
                                                                  investment companies advised by the Adviser.

------------------------- -------------------- ------------------ ----------------------------------------------------
Thaddeus Leszczynski      Chief Compliance     Since 2006         Chief Compliance Officer, Van Eck Absolute Return
59                                                                Officer Advisers Corporation and Van Eck
                                                                  Associates Corporation since September 2005;
                                                                  Founder and Vice President, EARN Corporation, July
                                                                  2004 to present; Private Practice Lawyer, January
                                                                  2002 to present; Executive Vice President, Asian
                                                                  Financial Network Ltd., September 2000 - January
                                                                  2001; Vice President, Prudential Insurance
                                                                  Company, March 1998 - August 2000; Officer of
                                                                  three other investment companies advised by the
                                                                  Adviser.

------------------------- -------------------- ------------------ ----------------------------------------------------
Thomas K. Lynch           Vice President and   Since 2006         Vice President, Van Eck Associates Corporation and
50                        Treasurer                               Van Eck Absolute Return Advisers Corp., since
                                                                  April 2005; Second Vice President, Investment
                                                                  Reporting, TIAA-CREF, January 1996 - April 2005;
                                                                  Senior Manager, Audits, Grant Thornton, December
                                                                  1993 - January 1996; Senior Manager, Audits,
                                                                  McGladrey & Pullen, December 1986 - December 1993;
                                                                  Officer of three other investment companies
                                                                  advised by the Adviser.

------------------------- -------------------- ------------------ ----------------------------------------------------

------------------------- -------------------- ------------------ ----------------------------------------------------
                                                TERM OF OFFICE(2)
  OFFICER'S ADDRESS(1)     POSITION(S) HELD      AND LENGTH OF
        AND AGE               WITH FUNDS          TIME SERVED       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------- -------------------- ------------------ ----------------------------------------------------
Joseph J. McBrien         Senior Vice          Since 2006         Senior Vice President, General Counsel and
58                        President and                           Secretary, Van Eck Associates Corporation, Van Eck
                          Secretary                               Securities Corporation and Van Eck Absolute Return
                                                                  Advisers Corp., since December 2005; Managing
                                                                  Director, Chatsworth Securities LLC, March 2001 -
                                                                  November 2005; Private Investor/Consultant,
                                                                  September 2000 - February 2001; Executive Vice
                                                                  President and General Counsel, Mainstay Management
                                                                  LLC, September 1999 - August 2000; Officer of
                                                                  three other investment companies advised by the
                                                                  Adviser.

------------------------- -------------------- ------------------ ----------------------------------------------------
Jonathan R. Simon         Vice President and   Since 2006         Vice President, Associate General Counsel, Van Eck
32                        Assistant Secretary                     Associates Corporation, Van Eck Securities
                                                                  Corporation and Van Eck Absolute Return Advisers
                                                                  Corp. since August 2006, Associate, Schulte Roth &
                                                                  Zabel LLP, July 2004 - July 2006; Associate,
                                                                  Carter Ledyard & Milburn LLP, September 2001 -
                                                                  July 2004; Officer of three other investment
                                                                  companies advised by the Adviser.

------------------------- -------------------- ------------------ ----------------------------------------------------
Bruce J. Smith            Senior Vice          Since 2006         Senior Vice President and Chief Financial Officer,
51                        President and                           Van Eck Associates Corporation; Senior Vice
                          Chief Financial                         President, Chief Financial Officer, Treasurer and
                          Officer                                 Controller, Van Eck Securities Corporation and Van
                                                                  Eck Absolute Return Advisers Corp.; Officer of
                                                                  three other investment companies advised by the
                                                                  Adviser.

------------------------- -------------------- ------------------ ----------------------------------------------------
Derek S. van Eck(3)       Executive Vice       Since 2006         President of Worldwide Hard Assets Fund series and
42                        President                               the Worldwide Real Estate Fund series of Van Eck
                                                                  Worldwide Insurance Trust and the Global Hard
                                                                  Assets Fund series of Van Eck Funds; Director of
                                                                  Van Eck Associates Corporation; Director and
                                                                  Executive Vice President, Van Eck Securities
                                                                  Corporation; Director and Executive Vice
                                                                  President, Van Eck Absolute Return Advisers Corp.;
                                                                  Director, Greylock Capital Associates LLC.

------------------------- -------------------- ------------------ ----------------------------------------------------
Jan F. van Eck            Executive Vice       Since 2006         Director and Executive Vice President, Van Eck
42                        President                               Associates Corporation; Director, Executive Vice
                                                                  President and Chief Compliance Officer, Van Eck
                                                                  Securities Corporation; Director and President,
                                                                  Van Eck Absolute Return Advisers Corporation;
                                                                  Director, Greylock Capital Associates LLC.

------------------------- -------------------- ------------------ ----------------------------------------------------

---------------------
(1) The address for each Officer is 99 Park Avenue, 8th Floor, New York, New York 10016.
(2)      Officers are elected yearly by the Trustees.
(3)      Messrs. Jan F. van Eck and Derek S. van Eck are brothers.

         The Board of the Trust had not yet been established during the fiscal year ended December 31, 2005.

         The Board has an Audit Committee, consisting of four Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. Chow, DeFeo, Short and Stamberger currently serve as members of the Audit Committee. Mr. Short is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Audit Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers, (ii) oversee the quality and integrity of the Trust's financial statements and the independent audit thereof, (iii) oversee or, as appropriate, assist the Board's oversight of the Trust's compliance with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Trust's independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent registered public accounting firm; and (v) act as a liaison between the Trust's independent registered public accounting firm and the full Board. The Audit Committee had not yet been established during the fiscal year ended December 31, 2005.

         The officers and Trustees of the Trust, in the aggregate, own less than 1% of the Shares of each Fund.

         For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the each Fund and in all registered investment companies overseen by the Trustee is shown below.

                                                                                                  AGGREGATE DOLLAR RANGE
                           DOLLAR RANGE OF EQUITY                                                 OF EQUITY SECURITIES IN
                              SECURITIES IN THE    DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF         ALL REGISTERED
                                   MARKET             SECURITIES IN THE    EQUITY SECURITIES IN    INVESTMENT COMPANIES
                            VECTORS--ENVIRONMENTAL   MARKET VECTORS--GOLD        THE MARKET        OVERSEEN BY TRUSTEE IN
                                SERVICES ETF             MINERS ETF          VECTORS--STEEL ETF     FAMILY OF INVESTMENT
                             (AS OF DECEMBER 31,     (AS OF DECEMBER 31,    (AS OF DECEMBER 31,          COMPANIES
NAME OF TRUSTEE                     2005)                   2005)                  2005)         (AS OF DECEMBER 31, 2005)
---------------------------------------------------------------------------------------------------------------------------
David H. Chow                       None                    None                   None                    None

Phillip D. DeFeo                    None                    None                   None                    None

R. Alastair Short                   None                    None                   None               $10,001-$50,000

Richard D. Stamberger               None                    None                   None                over $100,000

Jan F. van Eck                      None                    None                   None                over $100,000

         As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the investment manager or principal underwriter of the Funds.

REMUNERATION OF TRUSTEES

         The Trust pays each Trustee who is not an "interested person" (as defined in the 1940 Act) of the Trust (an "Independent Trustee") a per meeting fee of $2,500 for scheduled quarterly meetings of the Board and each special meeting of the Board. The Trust pays each Trustee who acts as chairman of a committee $500 for each committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation.

APPROVAL OF MANAGEMENT AGREEMENT

         The Board, including all Independent Trustees, have approved the investment management agreement between the Trust and the Adviser (the "Gold Miners Investment Management Agreement") with respect to the Market Vectors--Gold Miners ETF through May 1, 2008. The Gold Miners Investment
Management Agreement was approved at a meeting held on May 12, 2006 (the "May Meeting").

         In preparation for the May Meeting, the Trustees received materials from the Adviser, including expense information for comparative funds. The Trustees also reviewed the draft prospectus and statement of additional information for the Market Vectors--Gold Miners ETF.

         The Independent Trustees met prior to the commencement of the May Meeting in executive session with their counsel, who is independent of the Adviser and its affiliates. During the course of the executive session, the Independent Trustees discussed a variety of topics in connection with their consideration of the Gold Miners Investment Management Agreement, including the background and experience of the proposed portfolio managers, noting in this regard the nature of the investment program of the Market Vectors--Gold Miners ETF as disclosed in the draft prospectus. The Independent Trustees also discussed pending regulatory inquiries with respect to the Adviser and certain affiliates and the current status, as they understood it, of the Adviser's compliance environment.

         At the May Meeting, the Adviser reviewed the founding of the firm, including a description of the Trust's development process and the Adviser's investment philosophy. The Adviser described the efforts that had been made to obtain the necessary order from the SEC that was required before the Market Vectors--Gold Miners ETF could begin operations, and the analysis that had been performed in determining which prospective service providers to recommend to the Board. The Trustees reviewed the Adviser's financial condition in an effort to determine the adequacy of the financial resources of the Adviser to support the operations of the Market Vectors--Gold Miners ETF for the foreseeable future. The Adviser described the process that will be used in managing the Market Vectors--Gold Miners ETF and the background of the proposed portfolio managers, as well as the background and involvement of the Adviser's personnel who would be supervising the proposed portfolio managers. In this regard, the Trustees reviewed the ability of the personnel of the Adviser to mange the portfolio of the Market Vectors--Gold Miners ETF in a manner that would cause the Market Vectors--Gold Miners ETF to replicate as closely as possible, before fees and expenses, the price and yield performance of its respective underlying Index. Since the Market Vectors--Gold Miners ETF had not yet commenced operations, the Trustees were not in a position to consider the historical performance of the Market Vectors--Gold Miners ETF or the quality of services previously provided pursuant to the Gold Miners Investment Management Agreement.

         In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of comparative funds (some of which operate as unit investment trusts and do not involve portfolio management). Taking into account the risks assumed by the Adviser, the Trustees considered other benefits received by the Adviser from serving as adviser of the Market Vectors--Gold Miners ETF and from providing administrative services to the Market Vectors--Gold Miners ETF, and from an affiliate of the Adviser serving as distributor for the Market Vectors--Gold Miners ETF, including sub-licensing fees that the Adviser may receive in connection with the underlying Index of the Market Vectors--Gold Miners ETF. The Trustees reviewed the terms of the proposed Gold Miners Investment Management Agreement, including the Adviser's commitment to waive fees and/or pay expenses of the Market Vectors--Gold Miners ETF to the extent necessary to prevent the operating expenses of the Market Vectors--Gold Miners ETF (excluding interest expense, brokerage commissions, offering costs and other trading expenses, fees, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2007. The Trustees also received an undertaking from the Adviser to inform them of the growth in assets of the Market Vectors--Gold Miners ETF during the initial phase of its operations so that the Trustees could, among other things, consider whether any economies of scale may exist as the assets of the Market Vectors--Gold Miners ETF grew. The Trustees did not consider historical information about the profitability of the Market Vectors--Gold Miners ETF to the Adviser since the Market Vectors--Gold Miners ETF had not yet commenced operations. However, the Adviser will provide the Trustees with profitability information in connection with future proposed continuances of the Gold Miners Investment Management Agreement.

         The   Independent   Trustees  met  in  executive   session  with  their
independent counsel after the Adviser's and other service providers' presentations in order to further consider the Gold Miners Investment Management Agreement.

         In voting to approve the Gold Miners Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Gold Miners Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgement and that the Gold Miners Investment Management Agreement is in the interest of the Market Vectors--Gold Miners ETF and its shareholders. In connection with their deliberations with regard to the Gold Miners Investment Management Agreement, the Trustees, including the Independent Trustees, considered such information and factors as they believed to be appropriate in the light of the legal advice furnished to them and their own business judgement. The Trustees did not consider any single factor as controlling in determining whether or not to enter into the Gold Miners Investment Management Agreement, and each Trustee attributed different weights to the various factors.

         The Board, including all of the Independent Trustees, have approved an investment management agreement between the Trust and the Adviser (the "Environmental Services and Steel Investment Management Agreement") with respect to each of the Market Vectors--Environmental Services ETF and Steel ETF through May 1, 2008. The Environmental Services and Steel Investment Management
Agreement was approved at a meeting held on October 4, 2006 (the "October Meeting").

         In preparation for the October Meeting, the Trustees received materials from the Adviser, including expense information for comparative funds. The Trustees also reviewed the draft prospectus and statement of additional information for each of the Market Vectors --Environmental Services ETF and Steel ETF. The Independent Trustees' discussions among themselves and management at the May meeting concerning the Market Vectors--Gold Miners ETF, having just recently occurred, served as an important source of information in connection with the approval of the Environmental Services and Steel Investment Management Agreement, including the background and experience of the proposed portfolio managers, the nature of the investment program of an exchange-traded fund which sought to replicate the performance of an index, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser's compliance environment, the founding of the Adviser, including a description of the Trust's development process and the Adviser's investment philosophy, the Adviser's analysis that had been performed in determining which prospective service providers to recommend to the Board and the Adviser's financial condition.

         In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of comparative funds (some of which operate as unit investment trusts and do not involve portfolio management). Taking into account the risks assumed by the Adviser, the Trustees considered other benefits received by the Adviser from serving as adviser of each of the Market
Vectors--Environmental Services ETF and Steel ETF and from providing administrative services to each of the Market Vectors--Environmental Services ETF and Steel ETF, and from an affiliate of the Adviser serving as distributor for each of the Market Vectors--Environmental Services ETF and Steel ETF, including sub-licensing fees that the Adviser may receive in connection with the underlying Index of each of the Market Vectors--Environmental Services ETF and Steel ETF. The Trustees discussed the fact that the fund accounting services would not be provided by the Adviser, but rather pursuant to a separate fund accounting agreement with The Bank of New York, which was different from the agreement that the Adviser had with the Market Vectors--Gold Miners ETF. The Trustees reviewed the terms of the proposed Environmental Services and Steel Investment Management Agreement, including the Adviser's commitment to waive fees and/or pay expenses of each of the Market Vectors--Environmental Services ETF and Steel ETF to the extent necessary to prevent the operating expenses of each of the Market Vectors--Environmental Services ETF and Steel ETF (excluding interest expense, brokerage commissions, offering costs and other trading expenses, fees, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2007. The Trustees did not consider historical information about the profitability of either the Market Vectors--Environmental Services ETF or Steel ETF to the Adviser since neither the Market Vectors--Environmental Services ETF or Steel ETF had commenced operations. However, the Adviser will provide the Trustees with profitability information in connection with future proposed continuances of the Environmental Services and Steel Investment Management Agreement. Since neither the Market Vectors--Environmental Services ETF nor Steel ETF had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of the Market Vectors--Environmental Services ETF and Steel ETF pursuant to the Environmental Services and Steel Investment Management Agreement.

         The   Independent   Trustees  met  in  executive   session  with  their
independent counsel after the Adviser's presentation in order to further consider the Environmental Services and Steel Investment Management Agreement.

         In voting to approve the Environmental Services and Steel Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Environmental Services and Steel Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgement and that the Environmental Services and Steel Investment Management Agreement is in the interest of each of the Market Vectors--Environmental Services ETF and Steel ETF and their respective shareholders. In connection with their deliberations with regard to the Environmental Services and Steel Investment Management Agreement, the Trustees, including the Independent Trustees, considered such information and factors as they believed to be appropriate in the light of the legal advice furnished to them and their own business judgement. The Trustees did not consider any single factor as controlling in determining whether or not to enter into the Environmental Services and Steel Investment Management Agreement, and each Trustee attributed different weights to the various factors.

         The Gold Miners Investment Management Agreement and the Environmental Services and Steel Investment Management Agreement are each referred to as an "Investment Management Agreement" and together, "Investment Management Agreements."

                          PORTFOLIO HOLDINGS DISCLOSURE

         Each Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Amex via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of each Fund. The Trust, Adviser, Custodian, Distributor and the Administrator will not disseminate non-public information concerning the Trust.

                          QUARTERLY PORTFOLIO SCHEDULE

         The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds' portfolio holdings with the SEC on Form N-Q. Form N-Q for the Funds will be available on the SEC's website at HTTP://WWW.SEC.GOV. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090. The Funds' Form N-Q will be available on the Funds' website, at www.vaneck.com or by writing to 99 Park Avenue, 8th Floor, New York, New York 10016.

                                 CODE OF ETHICS

         The Funds the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, designed to monitor personal securities transactions by their personnel (the "Personnel"). The Code of Ethics requires that all trading in securities that are being purchased or sold, or are being considered for purchase or sale, by the Funds must be approved in advance by the Head of Trading, the Director of Research and the Chief Compliance
Officer of the Adviser. Approval will be granted if the security has not been purchased or sold or recommended for purchase or sale for a Fund within seven days, or otherwise if it is determined that the personal trading activity will not have a negative or appreciable impact on the price or market of the security, or is of such a nature that it does not present the dangers or potential for abuses that are likely to result in harm or detriment to the Funds. At the end of each calendar quarter, all Personnel must file a report of all transactions entered into during the quarter. These reports are reviewed by a senior officer of the Adviser.

         Generally, all Personnel must obtain approval prior to conducting any transaction in securities. Independent Trustees, however, are not required to obtain prior approval of personal securities transactions. Personnel may purchase securities in an IPO or private placement, PROVIDED that he or she obtains preclearance of the purchase and makes certain representations.

                      PROXY VOTING POLICIES AND PROCEDURES

         The Funds' proxy voting record will be available upon request and on the SEC's website at http://www.sec.gov. Proxies for each Fund's portfolio securities are voted in accordance with the Adviser's proxy voting policies and procedures, which are set forth in Appendix A to this Statement of Additional Information.

         The Trust is required to disclose annually each Fund's complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds will be available on the Fund's website, at www.vaneck.com, or by writing to 99 Park Avenue, 8th Floor, New York, New York 10016. The Fund's Form N-PX will also be available on the SEC's website at WWW.SEC.GOV.

                                   MANAGEMENT

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Management."

THE INVESTMENT MANAGER

         Van Eck Associates Corporation (the "Adviser") acts as investment manager to the Trust and, subject to the supervision of the Board, is responsible for the investment management of the Funds. The Adviser is a private company with headquarters in New York and manages other mutual funds and separate accounts.

         The Adviser serves as investment manager to the Funds pursuant to the Investment Management Agreements between the Trust and the Adviser. Under the Investment Management Agreements, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of the Funds' assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

         Pursuant to the Investment Management Agreements, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

         COMPENSATION. As compensation for its services under each Investment Management Agreement, the Adviser is paid a monthly fee based on a percentage of each Fund's average daily net assets at the annual rate of 0.50%. From time to time, the Adviser may waive all or a portion of its fees. Until at least May 1, 2007, the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, fees, taxes and extraordinary expenses) from exceeding 0.50% of average daily net assets per year. The offering costs excluded from the 0.55% expense cap are: (a) legal fees pertaining to a Fund's Shares offered for sale;
(b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.

         TERM. The Gold Miners Investment Management Agreement continues in effect for two years from its effective date while the Environmental Services and Steel Investment Management Agreement continues in effect until May 12, 2008. Thereafter, each Investment Management Agreement is subject to annual approval by (1) the Board or (2) a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, PROVIDED that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940
Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. Each Investment Management Agreement is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities. Each Investment Management Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         LEGAL INVESTIGATIONS AND PROCEEDINGS. In connection with their investigations of practices identified as "market timing" and "late trading" of mutual fund shares, during the third quarter of 2003 the Office of the New York State Attorney General and the SEC requested and received information from the Adviser. The investigations are ongoing, and the Adviser is continuing to cooperate with such investigations.

         In July 2004, the Adviser has received a so-called "Wells Notice" from the SEC in connection with the SEC's investigation of market-timing activities. This Wells Notice informed the Adviser that the SEC staff is considering recommending that the SEC bring a civil or administrative action alleging violations of U.S. securities laws against the Adviser and two of its senior officers. Under SEC procedures, the Adviser has an opportunity to respond to the SEC staff before the staff makes a formal recommendation. The time period for the Adviser's response has been extended until further notice from the SEC. There cannot be any assurance that, if the SEC and/or the New York Attorney General were to assess sanctions against the Adviser, such sanctions would not materially and adversely affect the Adviser.

THE ADMINISTRATOR

         Van Eck Associates Corporation also serves as Administrator for the Trust pursuant to each Investment Management Agreement. Under each Investment Management Agreement, the Adviser is obligated on a continuous basis to provide such administrative services as the Board of the Trust reasonably deems necessary for the proper administration of the Trust and the Funds. The Adviser will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting (only with respect to the Market Vectors--Gold Miners ETF), bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

CUSTODIAN AND TRANSFER AGENT

         The Bank of New York serves as Custodian for the Funds pursuant to a Custodian Agreement. As Custodian, The Bank of New York holds the Funds' assets. The Bank of New York serves as Funds' Transfer Agent pursuant to a Transfer Agency Agreement. The Bank of New York may be reimbursed by the Funds for its out-of-pocket expenses. In addition, The Bank of New York provides various accounting services to each of Market Vectors--Environmental Services ETF and Steel ETF pursuant to a fund accounting agreement. The Adviser pays a portion of the fee that it receives from the Market Vectors--Gold Miners ETF to The Bank of New York for providing fund accounting services to the Market Vectors--Gold Miners ETF.

THE DISTRIBUTOR

         Van Eck Securities Corporation (the "Distributor") is the principal underwriter and distributor of Shares. Its principal address is 99 Park Avenue, New York, New York 10016 and investor information can be obtained by calling 1-888-MKT-VCTR. The Distributor has entered into an agreement with the Trust which will continue from its effective date unless terminated by either party upon 60 days' prior written notice to the other party by the Trust and the Adviser, or by the Distributor, or until termination of the Trust or the Funds offering their Shares, and which is renewable annually thereafter (the "Distribution Agreement"), pursuant to which it distributes Trust Shares. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under "Creation of Creation Units." Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act") and a member of NASD. The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

         The Distributor may also enter into sales and investor services agreements with broker-dealers or other persons that are Participating Parties and DTC Participants (as defined below) to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services but must pay such broker-dealers or other persons, out of its own assets.

         The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE PORTFOLIO MANAGERS

         The portfolio managers who are currently responsible for the day-to-day management of the Funds' portfolios are Hao-Hung (Peter) Liao and Edward M. Kuczma, Jr. Mr. Liao has been employed by the Adviser since the summer of 2004. Mr. Liao has served as investment analyst for the Worldwide Absolute Return Fund for the past two years where his role included manager review, performance attribution, changes in manager mandates and risk management. Mr. Liao attended New York University from 2000 to 2004 where he received a Bachelor of Arts majoring in mathematics and economics. Mr. Kuczma has been employed by the Adviser since January of 2004. Prior to Mr. Kuczma's current role of investment analyst, he worked in Portfolio Administration for the Adviser. After serving as a fund administrator for international portfolios, Mr. Kuczma became an analyst for emerging market companies. He also serves on a committee that reviews managers and changing mandates for a multi-manager absolute return strategy. Mr. Kuczma attended Georgetown University from 1999 to 2003. Other than the three portfolios of the Trust, Messrs. Liao and Kuczma do not manage any other registered investment companies, pooled investment vehicles or other accounts.

PORTFOLIO MANAGER COMPENSATION

         The portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and the management of the Funds. The quality of management of the

Funds includes issues of replication, rebalancing, portfolio monitoring, efficient operation, among other factors. Managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, the Adviser and affiliates manage accounts with incentive fees.

PORTFOLIO MANAGER SHARE OWNERSHIP

         As of October 6, 2006, the dollar range of securities beneficially owned by each of Mr. Kuczma and Mr. Liao in any of the Van Eck complex of funds, including the Funds, was $0-$10,000.

                             BROKERAGE TRANSACTIONS

         When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at a favorable price. Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained elsewhere. The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The Adviser owes a duty to its clients to provide best execution on trades effected. Since the investment objective of each Fund is investment performance that corresponds to that of an Index, the Adviser does not intend to select brokers and dealers for the purpose of receiving research services in addition to a favorable price and prompt execution either from that broker or an unaffiliated third party.

         The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is best execution.

         Portfolio  turnover  may vary  from  year to year,  as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for the Funds is expected to be under 30%. See "Principal Investment Objective and Strategies" in the Prospectus. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Buying and Selling Exchange-Traded Shares."

         DTC acts as securities depositary for the Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC

Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the Amex and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Amex.

                    CREATION AND REDEMPTION OF CREATION UNITS

GENERAL

         The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at their net asset value next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

         A "Business Day" with respect to the Funds is any day on which the NYSE and the Amex are open for business. As of the date of the Prospectus, the NYSE and the Amex observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT

         The consideration for creation of Creation Units of the Funds generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities") constituting a replication of each Fund's respective benchmark index and an amount of cash computed as described below (the "Cash Component"). Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for Shares of the Funds. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The "Dividend Equivalent Payment" enables each Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund ("Fund Securities") with ex-dividend dates within the accumulation period for such distribution (the "Accumulation Period"), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the next ex-dividend date.

         The Administrator, through the National Securities Clearing Corporation (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Amex (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) as well as the Cash Component for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of each Fund until such time as the next-announced Fund Deposit composition is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting each Fund's respective benchmark index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (I.E., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (described below), or which may not be eligible for trading by a Participating Party (defined below). Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of the Depository and hence not eligible for transfer through the Clearing Process will be at the expense of each Fund and will affect the value of all Shares of the Fund; but the Adviser may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the cash component to protect ongoing shareholders. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Index or resulting from stock splits and other corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the National Securities Clearing Corporation (discussed below), also makes available
(i) on each Business Day, the Dividend Equivalent Payment, if any, effective through and including the previous Business Day, per outstanding Shares of the Fund, and (ii) on a continuous basis throughout the day, the Indicative Per Share Portfolio Value.

PROCEDURES FOR CREATION OF CREATION UNITS

         To be eligible to place orders with the Distributor to create Creation Units of the Funds, an entity or person either must be (1) a "Participating Party," I.E., a broker-dealer or other participant in the Clearing Process through the Continuous Net Settlement System of the National Securities Clearing Corporation (the "NSCC"), a clearing agency that is registered with the SEC; or
(2) a DTC Participant (see "Book Entry Only System"); and, in either case, must have executed an agreement with the Trust and with the Distributor with respect to creations and redemptions of Creation Units outside the Clearing Process ("Participant Agreement") (discussed below). All Creation Units of the Funds, however created, will be entered on the records of the Depository in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Units of the Funds must be placed in multiples of 50,000 Shares (Creation Unit size). All orders to create Creation Units, whether through the Clearing Process or outside the Clearing Process, must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m. New York time) (3:00 p.m. for Custom Orders) in each case on the date such order is placed in order for creation of Creation Units to be effected based on the net asset value of the Funds as determined on such date. The date on which a creation order (or order to redeem as discussed below) is placed is herein referred to as the "Transmittal Date." Orders must be transmitted by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see "Placement of Creation Orders Using Clearing Process" and "Placement of Creation Orders Outside Clearing Process"). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor, a Participating Party or a DTC Participant.

         Orders to create Creation Units of the Funds shall be placed with a Participating Party or DTC Participant, as applicable, in the form required by such Participating Party or DTC Participant. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Funds may have to be placed by the investor's broker through a Participating Party or a DTC Participant who has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders to create Creation Units of the Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

         Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS

         Fund Deposits created through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement with the Distributor and with the Trust (as the same may be from time to time amended in accordance with its terms). The Participant Agreement authorizes the Distributor to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions from the Distributor to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a "regular way" manner by the third (3rd) NSCC Business Day) and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units of the Funds through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Creation Units of the Funds may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit. In such cases, the Participating Party will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to 115% of the marked-to-market value of such missing portion(s). The Participant Agreement for any Participating Party intending to follow such procedures will contain terms and conditions permitting the Trust to use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Participating Party to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Participating Party once the entire Fund Deposit has been properly received by the Distributor and deposited into the Trust.

PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS

         Fund Deposits created outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Distributor and with the Trust. A DTC Participant who wishes to place an order creating Creation Units of the Funds to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m. of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Distributor no later than 2:00 p.m. on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of the Fund outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Distributor does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the current net asset value of the Funds. The delivery of Creation Units of the Funds so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor. Under the current schedule, the total fee charged in connection with the creation of one Creation Unit outside the Clearing Process would not exceed $4,000.

ACCEPTANCE OF CREATION ORDER

         The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if, for any reason, (a) the order is not in proper form; (b) the creator or creators, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (c) the Deposit Securities delivered are not as specified by the Administrator, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Trust shall notify a prospective creator of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE

         A creation transaction fee of $1,000 payable to the Custodian is imposed on each creation transaction. In addition, a variable charge for cash creations or for creations outside the Clearing Process currently of up to four times the basic creation fee will be imposed. Where the Trust permits a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator will be assessed the additional variable charge for cash creations on the "cash in lieu" portion of its investment. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION OF CREATION UNITS

         Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Beneficial Owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. See "Principal Risks of Investing in the Fund" in the Prospectus.

         The Administrator, through NSCC, makes available immediately prior to the opening of business on the Amex (currently 9:30 a.m., Eastern time) on each day that the Amex is open for business, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Unless cash redemptions are available or specified for the Funds, the redemption proceeds for a Creation Unit generally consist of Fund Securities as announced by the Administrator on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below. Should the Fund Securities have a value greater than the net asset value of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential plus the applicable redemption fee will be required to be arranged for by or on behalf of the redeeming shareholder.

         A redemption transaction fee of $1,000 per Creation transaction is required to be paid to the Custodian. The basic redemption transaction fees are the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust these fees from time to time based upon actual experience, but will amend its prospectus and the Form N-1A prior to making any adjustments. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS

         Orders to redeem Creation Units of the Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement with the Distributor and with the Trust (as the case may be from time to time amended in accordance with its terms). An order to redeem Creation Units of the Funds using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m. (3:00 p.m. for Custom Orders) on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the net asset value of the Fund as next determined. An order to redeem Creation Units of the Funds using the Clearing Process made in proper form but received by the Fund after 4:00 p.m. will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a "regular way" manner) will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received, and the applicable cash payment.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS

         Orders to redeem Creation Units of the Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement with the Distributor and with the Trust. A DTC Participant who wishes to place an order for redemption of Creation Units of the Funds to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of the Funds will instead be effected through transfer of Creation Units of the Funds directly through DTC. An order to redeem Creation Units of the Funds outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m. (3:00 p.m. for Custom Orders) on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of shares of Creation Units specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. on such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

         After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities (or contracts to purchase such Fund Securities) which are expected to be delivered within three Business Days and the cash redemption payment to the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator. An additional variable redemption transaction fee of up to four times the basic transaction fee is applicable to redemptions outside the Clearing Process.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Funds may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the net asset value of Shares of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of portfolio securities). The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Deposit but does not differ in net asset value.

         Redemptions of Shares for Fund Securities will be subject to compliance with applicable United States federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

         The right of redemption may be suspended or the date of payment postponed (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

                        DETERMINATION OF NET ASSET VALUE

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Shareholder Guide--Determination of Net Asset Value."

         Net asset value per share for each Fund is computed by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including management and administration fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

         In computing each Fund's net asset value, the Fund's securities holdings are valued based on market quotations. When market quotations are not readily available for a portfolio security a Fund must use the security's fair value as determined in good faith in accordance with the Fund's Fair Value Pricing Procedures which are approved by the Board.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Distributions."

GENERAL POLICIES

         Dividends from net investment income are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for each Fund to improve its Index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of the Funds, net of expenses of the Funds, as if each Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

         Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

                          DIVIDEND REINVESTMENT SERVICE

         No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Funds. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

                              FINANCIAL STATEMENTS

         The unaudited financial statements, including the financial highlights appearing in the Trust's semi-annual report to shareholders for the period ended June 30, 2006 and filed electronically with the Securities and Exchange Commission, are incorporated by reference and made part of this SAI.

         The financial statements set forth below for the Market Vectors ETF Trust have been audited by Ernst & Young LLP, the Trust's independent registered public accounting firm.

MARKET VECTORS ETF TRUST
MARKET VECTORS--GOLD MINERS ETF
STATEMENT OF ASSETS AND LIABILITIES
APRIL 21, 2006


ASSETS:
Cash.........................................            $100,000
                                                         --------
   Total assets..............................             100,000
                                                         --------
NET ASSETS...................................            $100,000
                                                         ========

NET ASSETS:
Paid-in capital..............................            $100,000
                                                         --------
NET ASSETS...................................            $100,000
                                                         ========

Shares outstanding (unlimited
   amount authorized, $0.001 par value)......               2,500
                                                            =====

Net asset value, offering price,
   and redemption price per share............              $40.00
                                                           ======

See notes to statement of assets and liabilities.

MARKET VECTORS ETF TRUST
MARKET VECTORS--GOLD MINERS ETF
NOTES TO STATEMENT OF ASSETS AND LIABILITIES
APRIL 21, 2006

NOTE 1:  ORGANIZATION

Market Vectors ETF Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end non-diversified management investment company that was organized as a Delaware statutory trust on March 15, 2001. The Trust currently consists of one portfolio, the Market Vectors--Gold Miners ETF (the "Fund"), which represents a separate series of beneficial interest in the Trust. The investment objective of the Fund is to provide investment results that replicate as closely as possible before fees and expenses, the price and yield performance of publicly traded equity securities of gold and silver mining companies, as represented by the Amex Gold Miners Index, a specific market sector index published by the American Stock Exchange.

The Trust has had no operations to date other than matters relating to its organization and registration and the sale of its shares to Van Eck Associates Corporation ("VEAC"), the sole shareholder of the Fund.

NOTE 2:  ACCOUNTING POLICIES

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE 3:  FEES AND EXPENSES

VEAC, the Trust's Adviser, has agreed to bear the initial costs of organization of the Trust and does not intend to seek reimbursement from the Trust. VEAC is responsible for determining the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and for periodically adjusting the composition of each of the portfolios of the Trust to conform to changes in the composition of the Index. For these services, VEAC receives an advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund.

NOTE 4:  CAPITAL

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Transaction fees are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted only on an in-kind basis.

Report of Independent Registered Public Accounting Firm

         To the Shareholders and Board of Trustees
         Market Vectors--Gold Miners ETF:

We have audited the accompanying statement of assets and liabilities (the "financial statement") of Market Vectors--Gold Miners ETF (the "Fund") as of April 21, 2006. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Market Vectors--Gold Miners ETF at April 21, 2006, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP
New York, New York
Dated: April 25, 2006

                                 CONTROL PERSONS

         The following table sets forth the name, address and percentage of ownership of each shareholder who is known by the Trust to own, of record or beneficially, 5% or more of the outstanding equity securities of the Market Vectors--Gold Miners ETF as of September 29, 2006:

--------------------------------------------------------- ----------------------
NAME AND ADDRESS                                              PERCENTAGE OWNED
--------------------------------------------------------- ----------------------
National Financial Services                                          12.56%
200 Liberty Street
New York, NY 10281

--------------------------------------------------------- ----------------------
Charles Schwab                                                       9.11%
211 Main Street
San Francisco, CA 94105

--------------------------------------------------------- ----------------------
Citigroup                                                            9.02%
333 W. 34th Street
New York, NY 10001

--------------------------------------------------------- ----------------------
Brown Brothers Harriman                                              7.69%
525 Washington Avenue
Jersey City, NJ 07302

--------------------------------------------------------- ----------------------
Pershing                                                             5.77%
1 Pershing Plaza
Jersey City, NJ 07399

--------------------------------------------------------- ----------------------

                                      TAXES

         The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "United States Tax Matters."

         Each Fund intends to qualify for and to elect treatment as a separate regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as an RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets, among others.

         Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

         As a result of U.S. federal income tax requirements, the Trust on behalf of the Funds, has the right to reject an order for a creation of Shares if the creator (or group of creators) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to
Section 351 of the Internal Revenue Code, the Funds would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See "Creation of Creation Units."

         Dividends and interest received by a Fund from a non-U.S. investment may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

         Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. Certain ordinary dividends paid to non-corporate shareholders may qualify for taxation at a lower tax rate applicable to long-term capital gains.

         In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains will return to 20% in 2011.

         Gain or loss on the sale or redemption of Fund Shares is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their Shares.

         A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other Fund Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

         Distribution of ordinary income and capital gains may also be subject to state and local taxes.

         Distributions reinvested in additional Fund Shares through the means of the service (see "Dividend Reinvestment Service") will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

         Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax. A RIC may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, PROVIDED that certain other requirements are met. A RIC may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions discussed above relating to dividends to foreign persons apply to dividends with respect to taxable years before

January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the rules discussed above.

         Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rate for individuals is currently 28%. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a credit against shareholders' U.S. federal income tax liabilities, and may entitle them to a refund, provided that the required information is timely furnished to the IRS.

         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares of the Trust should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

REPORTABLE TRANSACTIONS

         Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC that engaged in a reportable transaction are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

                      CAPITAL STOCK AND SHAREHOLDER REPORTS

         The Trust currently is comprised of three investment Funds. The Funds issue shares of beneficial interest, par value $0.001 per share. The Board may designate additional funds of the Trust.

         Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no pre-emptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All

Shares of the Trust have noncumulative voting rights for the election of Trustees. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

         Under Delaware law, shareholders of a statutory trust may have similar limitation liabilities as shareholders of a corporation.

         The Trust will issue through DTC Participants to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors approved by the Trust's Trustees and by the shareholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial Owners also receive annually notification as to the tax status of the Trust's distributions.

         Shareholder inquiries may be made by writing to the Trust, c/o Van Eck Associates Corporation, 99 Park Avenue, 8th Floor, New York, NY 10016.

            COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         Clifford Chance US LLP is counsel to the Trust and have passed upon the validity of each Fund's Shares.

         Ernst & Young LLP serves as the Trust's independent registered public accounting firm.

                                                                       EXHIBIT A


                                 VAN ECK GLOBAL

                              PROXY VOTING POLICIES

                              ADOPTED JULY 30, 2003
                             AMENDED APRIL 20, 2004
                             AMENDED APRIL 14, 2005


INTRODUCTION

Effective March 10, 2003, the Securities and Exchange Commission (the "Commission") adopted Rule 206(4)-6 under the Investment Advisers Act of 1940 ("Advisers Act"), requiring each investment adviser registered with the Commission to adopt and implement written policies and procedures for voting client proxies, to disclose information about the procedures to its clients, and to inform clients how to obtain information about how their proxies were voted. The Commission also amended Rule 204-2 under the Advisers Act to require advisers to maintain certain proxy voting records. Both rules apply to all investment advisers registered with the Commission that have proxy voting authority over their clients' securities. An adviser that exercises voting authority without complying with Rule 206(4)-6 will be deemed to have engaged in a "fraudulent, deceptive, or manipulative" act, practice or course of business within the meaning of Section 206(4) of the Advisers Act.

When an adviser has been granted proxy voting authority by a client, the adviser owes its clients the duties of care and loyalty in performing this service on their behalf. The duty of care requires the adviser to monitor corporate actions and vote client proxies. The duty of loyalty requires the adviser to cast the proxy votes in a manner that is consistent with the best interests of the client.


PROXY VOTING POLICIES AND PROCEDURES

         RESOLVING MATERIAL CONFLICTS OF INTEREST

               o A "MATERIAL CONFLICT" means the existence of a business relationship between a portfolio company or an affiliate and Van Eck Associates Corporation, any affiliate or subsidiary (individually and together, as the context may require, "Adviser"), or an "affiliated person" of a Van Eck mutual fund in excess of $60,000. Examples of when a material conflict exists include the situation where the adviser provides significant investment advisory, brokerage or other services to a company whose management is soliciting proxies; an officer of the Adviser serves on the board of a charitable organization that receives charitable contributions from the portfolio company and the charitable organization is a client of the Adviser; a portfolio company that is a significant selling agent of Van Eck's products and services solicits proxies; a broker-dealer or insurance company that controls 5% or more of the Adviser's assets solicits proxies; the Adviser serves as an investment adviser to the pension or other investment account of the portfolio company; the Adviser and the portfolio company have a lending relationship. In each of these situations voting against management may cause the Adviser a loss of revenue or other benefit.

          o Conflict Resolution. When a material conflict exists proxies will be voted in the following manner:

          Where the written guidelines set out a pre-determined voting policy, proxies will be voted in accordance with that policy, with no deviations (if a deviation is advisable, one of the other methods may be used);

          Where the guidelines permit discretion and an independent third party has been retained to vote proxies, proxies will be voted in accordance with the predetermined policy based on the recommendations of that party; or

          The potential conflict will be disclosed to the client (a) with a request that the client vote the proxy, (b) with a recommendation that the client engage another party to determine how the proxy should be voted or (c) if the foregoing are not acceptable to the client disclosure of how VEAC intends to vote and a written consent to that vote by the client.

          Any deviations from the foregoing voting mechanisms must be approved by the Compliance Officer with a written explanation of the reason for the deviation.

         REASONABLE RESEARCH EFFORTS

          When determining whether a vote is in the best interest of the client, the Adviser will use reasonable research efforts. Investment personnel may rely on public documents about the company and other readily available information, which is easily accessible to the investment personnel at the time the vote is cast. Information on proxies by foreign companies may not be readily available.

         VOTING CLIENT PROXIES

          o The Adviser generally will vote proxies on behalf of clients, unless clients instruct otherwise. There may be times when refraining from voting a proxy is in a client's best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. (For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to foreign country to vote the security in person).

          o The portfolio manager or analyst covering the security is responsible for making voting decisions.

          o Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that corporate actions are timely voted.

         CLIENT INQUIRIES

         All inquiries by clients as to how Van Eck has voted proxies must immediately be forwarded to Portfolio Administration.

         DISCLOSURE TO CLIENTS

               o   Notification of Availability of Information

          Client Brochure.

          The Client Brochure or Part II of Form ADV will inform clients that they can obtain information from VEAC on how their proxies were voted. The Client Brochure or Part II of Form ADV will be mailed to each client annually. The Legal Department will be responsible for coordinating the mailing with Sales/Marketing Departments.

               o    Availability of Proxy Voting Information

          At the client's request or if the information is not available on VEAC's website, a hard copy of the account's proxy votes will be mailed to each client.

     RECORDKEEPING REQUIREMENTS

     o VEAC will retain the following documentation and information for each matter relating to a portfolio security with respect to which a client was entitled to vote:
         -   proxy statements received;
         -   identifying number for the portfolio security;
         -   shareholder meeting date;
         -   brief identification of the matter voted on;
         -   whether the vote was cast on the matter and how the vote was cast;
         - how the vote was cast (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
         - records of written client requests for information on how VEAC voted proxies on behalf of the client;
         - a copy of written responses from VEAC to any written or oral client request for information on how VEAC voted proxies on behalf of the client; and
         - any documents prepared by VEAC that were material to the decision on how to vote or that memorialized the basis for the decision, if such documents were prepared.

     o Copies of proxy statements filed on EDGAR, and proxy statements and records of proxy votes maintained with a third party (i.e., proxy voting service) need not be maintained. The third party must agree in writing to provide a copy of the documents promptly upon request.

     o If applicable, any document memorializing that the costs of voting a proxy exceed the benefit to the client or any other decision to refrain from voting, and that such abstention was in the client's best interest.

     o Proxy voting records will be maintained in an easily accessible place for five years, the first two at the office of VEAC. Proxy statements on file with EDGAR or maintained by a third party and proxy votes maintained by a third party are not subject to these particular retention requirements.

     PROXY VOTING GUIDELINES

I. GENERAL INFORMATION

Generally, the Adviser will vote in accordance with the following guidelines. Where the proxy vote decision maker determines, however, that voting in such a manner would not be in the best interest of the client, the investment personnel will vote differently.

If there is a conflict of interest on any management or shareholder proposals that are voted on a case by case basis, we will follow the recommendations of an independent proxy service provider.

II. OFFICERS AND DIRECTORS

         A. THE BOARD OF DIRECTORS

Director Nominees in Uncontested Elections

Vote on a case-by-case basis for director nominees, examining factors such as:
     o    long-term corporate performance record relative to a market index;
     o    composition of board and key board committees;
     o    nominee's  investment in the company;
     o    whether a retired CEO sits on
          the board; and
     o    whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:
     o    corporate governance provisions and takeover activity;
     o    board decisions regarding executive pay;
     o    director compensation;
     o    number of other board seats held by nominee; and
     o    interlocking directorships.

         B. CHAIRMAN AND CEO ARE THE SAME PERSON

Vote on a case-by-case basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

         C. MAJORITY OF INDEPENDENT DIRECTORS

Vote on a case-by-case basis shareholder proposals that request that the board be comprised of a majority of independent directors.

Vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

         D. STOCK OWNERSHIP REQUIREMENTS

Vote on a case-by-case basis shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

         E. TERM OF OFFICE

Vote on a case-by-case basis shareholder proposals to limit the tenure of outside directors.

         F. DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Vote  on  a  case-by-case  basis  proposals   concerning  director  and  officer
indemnification and liability protection.

Generally, vote against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (2) only if the director's legal expenses would be covered.

         G. DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote on a case-by-case basis when the election of directors is contested, examining the following factors:
     o long-term financial performance of the target company relative to its industry;
     o    management's track record;
     o    background to the proxy contest;
     o    qualifications of director nominees (both slates);
     o evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and
     o    stock ownership positions.

         H. BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote against proposals to stagger board elections.

Generally, vote for proposals to repeal classified boards and to elect all directors annually.

         I. SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

         J. SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

III. PROXY CONTESTS

         A. REIMBURSE PROXY SOLICITATION EXPENSES

Vote on a case-by-case basis proposals to provide full reimbursement for dissidents waging a proxy contest.

IV. AUDITORS

         A. RATIFYING AUDITORS

Vote for proposals to ratify auditors, unless information that is readily available to the vote decision-maker demonstrates that an auditor has a financial interest in or association with the company, and is therefore clearly not independent.; or such readily available information creates a reasonable basis to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

V. SHAREHOLDER VOTING AND CONTROL ISSUES

         A. CUMULATIVE VOTING

Generally,  vote against proposals to eliminate  cumulative  voting.

Generally, vote for proposals to permit cumulative voting.

         B. SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote against proposals to restrict or prohibit shareholder ability to call special meetings. Generally, vote for proposals that remove restrictions on the right of shareholders to act independently of management.

         C. SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote for proposals to allow or make easier shareholder action by written consent.

         D. POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Vote on a case-by-case basis shareholder proposals to redeem a company's poison pill.

Vote on a case-by-case basis management proposals to ratify a poison pill.

         E. FAIR PRICE PROVISION

Vote on a case-by-case basis when examining fair price proposals, (where market quotations are not readily available) taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

Generally, vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

         F. GREENMAIL

Generally,   vote  for  proposals  to  adopt  anti-greenmail  charter  or  bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Generally, vote on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.


         H. UNEQUAL VOTING RIGHTS

Vote against dual class exchange offers.

Vote against dual class recapitalizations

         I. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote  for  shareholder   proposals  to  lower  supermajority   shareholder  vote
requirements for charter and bylaw amendments.

         J. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

         K. WHITE KNIGHT PLACEMENTS

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes or similar corporate actions.

         L. CONFIDENTIAL VOTING

Generally, vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote for management proposals to adopt confidential voting.

         M. EQUAL ACCESS

Generally, vote for shareholders proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

         N. BUNDLED PROPOSALS

Generally, vote on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

         O. SHAREHOLDER ADVISORY COMMITTEES

Vote on a case-by-case basis proposals to establish a shareholder advisory committee.

VI. CAPITAL STRUCTURE


         A. COMMON STOCK AUTHORIZATION

Vote on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

Generally, vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess shares is presented by the company.

         B. STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

         C. REVERSE STOCK SPLITS

Generally, vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

         D. BLANK CHECK PREFERRED AUTHORIZATION

Generally, vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

Vote on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

Vote on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

         E. SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

         F. ADJUST PAR VALUE OF COMMON STOCK

Vote on a case-by-case basis management proposals to reduce the par value of common stock.

         G. PREEMPTIVE RIGHTS

Vote on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

         H. DEBT RESTRUCTURINGS

Vote on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

     o DILUTION - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

     o CHANGE IN CONTROL - Will the transaction result in a change in control of the company?

     o BANKRUPTCY - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

         I. SHARE REPURCHASE PROGRAMS

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VII. EXECUTIVE COMPENSATION

In general, we vote on a case-by-case basis on executive compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

VIII. COMPENSATION PROPOSALS

         A. AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS

Vote for plans that place a cap on the annual grants any one participant may receive.

         B. AMEND ADMINISTRATIVE FEATURES

Vote  for  plans  that  simply  amend   shareholder-approved  plans  to  include
administrative features.

         C. AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

Generally, vote for amendments to add performance goals to existing compensation plans.

         D. AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS

Vote on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment should be evaluated on a case-by-case basis.

         E. APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes.

         F. SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE PAY

Vote on a case-by-case basis all shareholder proposals that seek additional disclosure of executive pay information.

Vote on a case-by-case basis all other shareholder proposals that seek to limit executive pay.

Vote for shareholder proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.

         G. GOLDEN AND TIN PARACHUTES

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Vote on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

         H. EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote on a case-by-case basis proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e. , generally greater than 5 % of outstanding shares).

         I. 401(K) EMPLOYEE BENEFIT PLANS

Generally, vote for proposals to implement a 401(k) savings plan for employees.

IX. STATE OF INCORPORATION

         A. VOTING ON STATE TAKEOVER STATUTES

Vote on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

         B. VOTING ON REINCORPORATION PROPOSALS

Vote on a case-by-case basis proposals to change a company's state of incorporation.

X. MERGERS AND CORPORATE RESTRUCTURINGS

         A. MERGERS AND ACQUISITIONS

Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account at least the following:
o    anticipated financial and operating benefits;
o    offer price (cost vs. premium);
o    prospects of the combined companies;
o    how the deal was negotiated; and
o    changes in corporate governance and their impact on shareholder rights.

         B. CORPORATE RESTRUCTURING

Vote on a case-by-case basis proposals related to a corporate restructuring, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales.

         C. SPIN-OFFS

Vote on a case-by-case basis proposals related to spin-offs depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

         D. ASSET SALES

Vote on a case-by-case basis proposals related to asset sales after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

         E. LIQUIDATIONS

Vote on a case-by-case basis proposals related to liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

         F. APPRAISAL RIGHTS

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

         G. CHANGING CORPORATE NAME

Vote on a case-by-case basis proposal to change the corporate name.

XI. MUTUAL FUND PROXIES

         A. ELECTION OF TRUSTEES

Vote on trustee nominees on a case-by-case basis.

         B. INVESTMENT ADVISORY AGREEMENT

Vote on investment advisory agreements on a case-by-case basis.

         C. FUNDAMENTAL INVESTMENT RESTRICTIONS

Vote on amendments to a fund's fundamental investment restrictions on a case-by-case basis.

         D. DISTRIBUTION AGREEMENTS

Vote on distribution agreements on a case-by-case basis.

XII. SOCIAL AND ENVIRONMENTAL ISSUES

In  general  we  vote  on  a  case-by-case   basis  on  shareholder  social  and
environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases,  however,  we vote for  disclosure  reports that seek  additional
information,   particularly  when  it  appears  companies  have  not  adequately addressed shareholders' social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we analyze factors such as:

o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
o    the percentage of sales, assets and earnings affected;
o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing; whether the issues presented should be dealt with through government or company - specific action;
o whether the company has already responded in some appropriate manner to the request embodied in a proposal;
o whether the company's analysis and voting recommendation to shareholders is persuasive;
o    what other  companies  have done in  response  to the issue;
o whether the proposal itself is well framed and reasonable; whether implementation of the proposal would achieve the objectives sought in the proposal; and
o whether the subject of the proposal is best left to the discretion of the board.

                            PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)      Agreement and  Declaration of Trust.*
(b)      Bylaws of the Trust.*
(c)      Not applicable.
(d)(1) Form of Investment Management Agreement between the Trust and Van Eck Associates Corporation with respect to the Market Vectors--Gold Miners ETF.*
(d)(2) Form of Investment Management Agreement between the Trust and Van Eck Associates Corporation with respect to all portfolios (except for Market Vectors--Gold Miners ETF).***
(e)(1) Form of Distribution Agreement between the Trust and Van Eck Securities Corporation.**
(e)(2)   Form of Participant Agreement.*
(f)      Not applicable.
(g)      Form of  Custodian  Agreement  between  the  Trust  and The Bank of New
         York.*
(h)(1) Form of Fund Accounting Agreement between the Trust and The Bank of New York.*
(h)(2) Form of Transfer Agency Services Agreement between the Trust and The Bank of New York.*
(h)(3) Form of Sub-License Agreement between the Trust and the Van Eck Associates Corp.*
(h)(4) Form of Fund Accounting Agreement between the Trust and The Bank of New York.*
(i)      Opinion and consent of Clifford Chance US LLP.***
(j) Consent of Ernst & Young, independent registered public accounting firm.***
(k)      Not applicable.
(l)      Not applicable.
(m)      Not applicable.
(n)      Not applicable.
(o)      Not applicable.
(p)(1)   Code of Ethics.***

---------------------

*        Incorporated  by  the  reference  to  the   Registrant's   Registration
         Statement filed on April 28, 2006.
** Incorporated by reference to the Registrant's Registration Statement filed on May 11, 2006.
***      Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 25.  INDEMNIFICATION

         Pursuant to Section 10.2 of the Amended and Restated Declaration of Trust, all persons that are or have been a Trustee or officer of the Trust (collectively, the "Covered Persons") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. No indemnification will be provided to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Article XII of the Trust's Bylaws, to the maximum extent permitted by Delaware law in effect from time to time, the Trust shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former trustee or officer of the Trust and who is made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director of the Trust and at the request of the Trust, serves or has served as a trustee, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made a party to the proceeding by reason of his or her service in that capacity. The Trust may, with the approval of its Board of Trustees, provide such indemnification and advance for expenses to a person who served a predecessor of the Trust in any of the capacities described in (a) or
(b) above and to any employee or agent of the Trust or a predecessor of the Trust; provided that no provision of Article XII shall be effective to protect or purport to protect any trustee or officer of the Trust against liability to the Trust or its stockholders to which he or she would otherwise be subject by reason of willfulness misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

         See   "Management"   in  the  Statement  of   Additional   Information.
Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITERS

         (a) Van Eck Securities Corporation is the Trust's principal underwriter. Van Eck Securities Corporation also acts as a principal underwriter, depositor, or investment manager for the following other investment companies: Van Eck Funds (which is comprised of three series: Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund); Worldwide Insurance Trust (which is comprised of five series:
                Worldwide Absolute Return Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund); and Van Eck Funds, Inc. (which has one series Mid Cap Value Fund).

         (b) The following is a list of the executive officers, directors and partners of Van Eck Securities Corporation:

                NAME AND PRINCIPAL
                BUSINESS ADDRESS          POSITIONS AND OFFICES WITH UNDERWRITER
                ------------------------  --------------------------------------

                Keith J. Carlson          President
                99 Park Avenue
                New York, NY  10016

                Susan Lashey              Vice President
                99 Park Avenue
                New York, NY  10016

                Joseph McBrien            Senior Vice President, General Counsel
                99 Park Avenue            and Secretary
                New York, NY  10016

                Peter Moeller             Senior Vice President
                99 Park Avenue
                New York, NY  10016

                Jonathan R. Simon         Vice President and  Associate  General
                99 Park Avenue            Counsel
                New York, NY  10016

                Bruce J. Smith            Senior Vice President, Chief Financial
                99 Park Avenue            Officer, Treasurer and Controller
                New York, NY  10016

                Jan F. van Eck            Director, Executive Vice President and
                99 Park Avenue            Chief Compliance Officer
                New York, NY  10016

                Derek S. van Eck          Director and Executive Vice President
                99 Park Avenue
                New York, NY  10016

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of The Bank of New York, 101 Barclay Street, New York, New York 10286.

ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 4th day of October, 2006.

                                 MARKET VECTORS ETF TRUST


                                 By:  /S/ KEITH J. CARLSON
                                      ------------------------------------------
                                      Keith J. Carlson
                                      President and Chief Executive Officer

         KNOW ALL MEN BY THESE PRESENT, each person whose signature appears below hereby constitutes and appoints Keith Carlson, Joseph McBrien, Jonathan Simon and each of them, his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in any and all capacities, to sign any and all amendments to this Registration Statement, and to file the same, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.


/s/ Phillip D. DeFeo         Chairman                     October 4, 2006
--------------------------
Phillip D. DeFeo

/s/ David H. Chow            Trustee                      October 4, 2006
--------------------------
David H. Chow

/s/ R. Alastair Short        Trustee                      October 4, 2006
--------------------------
R. Alastair Short

/s/ Richard D. Stamberger    Trustee                      October 4, 2006
--------------------------
Richard D. Stamberger

/s/ Jan F. van Eck           Trustee                      October 4, 2006
--------------------------
Jan F. van Eck

/s/ Keith J. Carlson         President and                October 4, 2006
--------------------------   Chief Executive Officer
Keith J. Carlson

/s/ Bruce J. Smith           Chief Financial Officer      October 4, 2006
--------------------------
Bruce J. Smith

                                  EXHIBIT INDEX


(a)      Agreement and  Declaration of Trust.*
(b)      Bylaws of the Trust.*
(c)      Not applicable.
(d)(1) Form of Investment Management Agreement between the Trust and Van Eck Associates Corporation with respect to the Market Vectors--Gold Miners ETF.*
(d)(2) Form of Investment Management Agreement between the Trust and Van Eck Associates Corporation with respect to all portfolios (except for Market Vectors--Gold Miners ETF).***
(e)(1) Form of Distribution Agreement between the Trust and Van Eck Securities Corporation.**
(e)(2)   Form of Participant Agreement.*
(f)      Not applicable.
(g)      Form of  Custodian  Agreement  between  the  Trust  and The Bank of New
         York.*
(h)(1) Form of Fund Accounting Agreement between the Trust and The Bank of New York.*
(h)(2) Form of Transfer Agency Services Agreement between the Trust and The Bank of New York.*
(h)(3) Form of Sub-License Agreement between the Trust and the Van Eck Associates Corp.*
(h)(4) Form of Fund Accounting Agreement between the Trust and The Bank of New York.*
(i)      Opinion and consent of Clifford Chance US LLP.***
(j) Consent of Ernst & Young, independent registered public accounting firm.***
(k)      Not applicable.
(l)      Not applicable.
(m)      Not applicable.
(n)      Not applicable.
(o)      Not applicable.
(p)(1)   Code of Ethics.***

---------------------

*        Incorporated  by  the  reference  to  the   Registrant's   Registration
         Statement filed on April 28, 2006.
** Incorporated by reference to the Registrant's Registration Statement filed on May 11, 2006.
***      Filed herewith.